--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. SMALL CAP VALUE PORTFOLIO II

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2001

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. SMALL CAP VALUE PORTFOLIO II

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                              PAGE
                                                              -----
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart.......................................      1
    Management's Discussion and Analysis....................    2-3
    Statement of Assets and Liabilities.....................      4
    Statement of Operations.................................      5
    Statements of Changes in Net Assets.....................      6
    Financial Highlights....................................      7
    Notes to Financial Statements...........................    8-9
    Report of Independent Certified Public Accountants......     10

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. SMALL CAP VALUE
 SERIES
    Performance Chart.......................................     11
    Schedule of Investments.................................  12-29
    Statement of Assets and Liabilities.....................     30
    Statement of Operations.................................     31
    Statements of Changes in Net Assets.....................     32
    Financial Highlights....................................     33
    Notes to Financial Statements...........................  34-35
    Report of Independent Certified Public Accountants......     36

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO II VS.
RUSSELL 2000 VALUE INDEX
SEPTEMBER 1994-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. SMALL CAP VALUE PORTFOLIO II  RUSSELL 2000 VALUE INDEX
                                   $10,000                   $10,000
Sep. 94                             $9,961                    $9,894
Oct. 94                             $9,816                    $9,713
Nov. 94                             $9,477                    $9,321
Dec. 94                             $9,568                    $9,600
Jan. 95                             $9,666                    $9,554
Feb. 95                            $10,001                    $9,908
Mar. 95                            $10,119                    $9,956
Apr. 95                            $10,473                   $10,252
May. 95                            $10,758                   $10,471
Jun. 95                            $11,181                   $10,829
Jul. 95                            $11,780                   $11,225
Aug. 95                            $12,153                   $11,558
Sep. 95                            $12,291                   $11,730
Oct. 95                            $11,691                   $11,262
Nov. 95                            $12,121                   $11,709
Dec. 95                            $12,327                   $12,072
Jan. 96                            $12,287                   $12,152
Feb. 96                            $12,547                   $12,343
Mar. 96                            $12,888                   $12,602
Apr. 96                            $13,551                   $12,946
May. 96                            $14,082                   $13,273
Jun. 96                            $13,781                   $13,117
Jul. 96                            $12,918                   $12,419
Aug. 96                            $13,499                   $12,958
Sep. 96                            $13,961                   $13,312
Oct. 96                            $14,062                   $13,466
Nov. 96                            $14,724                   $14,191
Dec. 96                            $15,046                   $14,652
Jan. 97                            $15,436                   $14,877
Feb. 97                            $15,425                   $15,019
Mar. 97                            $15,026                   $14,616
Apr. 97                            $14,954                   $14,831
May. 97                            $16,379                   $16,012
Jun. 97                            $17,404                   $16,822
Jul. 97                            $18,439                   $17,528
Aug. 97                            $19,096                   $17,807
Sep. 97                            $20,572                   $18,991
Oct. 97                            $19,844                   $18,475
Nov. 97                            $19,669                   $18,678
Dec. 97                            $19,687                   $19,311
Jan. 98                            $19,453                   $18,962
Feb. 98                            $20,915                   $20,109
Mar. 98                            $21,769                   $20,925
Apr. 98                            $22,195                   $21,028
May. 98                            $21,352                   $20,283
Jun. 98                            $20,925                   $20,168
Jul. 98                            $19,387                   $18,589
Aug. 98                            $15,822                   $15,678
Sep. 98                            $16,269                   $16,563
Oct. 98                            $16,964                   $17,055
Nov. 98                            $17,862                   $17,518
Dec. 98                            $18,276                   $18,068
Jan. 99                            $18,565                   $17,657
Feb. 99                            $17,035                   $16,451
Mar. 99                            $16,710                   $16,317
Apr. 99                            $18,503                   $17,806
May. 99                            $19,368                   $18,353
Jun. 99                            $20,560                   $19,017
Jul. 99                            $20,463                   $18,567
Aug. 99                            $19,908                   $17,887
Sep. 99                            $19,379                   $17,529
Oct. 99                            $18,704                   $17,179
Nov. 99                            $19,570                   $17,268
Dec. 99                            $20,686                   $17,798
Jan. 00                            $20,539                   $17,334
Feb. 00                            $22,441                   $18,393
Mar. 00                            $22,522                   $18,479
Apr. 00                            $21,718                   $18,588
May. 00                            $20,821                   $18,304
Jun. 00                            $21,866                   $18,838
Jul. 00                            $21,853                   $19,466
Aug. 00                            $23,459                   $20,336
Sep. 00                            $23,030                   $20,220
Oct. 00                            $22,159                   $20,147
Nov. 00                            $20,954                   $19,736
Dec. 00                            $22,582                   $21,856
Jan. 01                            $24,919                   $22,459
Feb. 01                            $24,431                   $22,427
Mar. 01                            $23,840                   $22,069
Apr. 01                            $25,303                   $23,090
May. 01                            $26,872                   $23,684
Jun. 01                            $27,877                   $24,636
Jul. 01                            $27,420                   $24,084
Aug. 01                            $27,066                   $24,000
Sep. 01                            $23,117                   $21,350
Oct. 01                            $24,035                   $21,907
Nov. 01                            $25,915                   $23,483

         ANNUALIZED              ONE     FIVE         FROM
         TOTAL RETURN (%)       YEAR    YEARS    SEPTEMBER 1994
         ------------------------------------------------------
                                23.67   11.97        14.04

- THE PORTFOLIO SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN THE U.S. SMALL CAP VALUE SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN INVESTS IN U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $450 MILLION AND AVERAGE WEIGHTED BOOK-TO-MARKET RATIOS OF 1.1 OF PUBLICLY TRADED U.S. COMPANIES.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                  TWELVE MONTHS ENDED NOVEMBER 30, 2001

    The performance for the U.S. equity market for the twelve months ended November 30, 2001 was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" status is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

    Of the two factors, the value/growth distinction was the more significant. Value stocks experienced modest losses, while growth stocks turned in unusually weak results.

                           % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
                           ----------------------------------------------------
                                                                                                 TOTAL
                   INDEX                                                                        RETURNS
                   -----                                                                        -------
Russell 3000 Value Index..................................................................           -1.77%
Russell 3000 Growth Index.................................................................          -21.86%

    From 1979 through 1999, the only twelve-month period during which growth stocks experienced a greater loss was September 1987 -- August 1988, a period which included the October 1987 market crash. Total return for the Russell 3000 Growth Index during that period was -22.94%.

    To a lesser extent, results were also a function of company size: small company stocks outperformed large company stocks.

                           % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
                           ----------------------------------------------------
                                                                                                 TOTAL
                   INDEX                                                                        RETURNS
                   -----                                                                        -------
Russell 2000 Index (small companies)......................................................            4.82%
Russell 1000 Index (large companies)......................................................          -12.33%

    When the value and growth sectors are analyzed by size, the distinction in performance is even more clearly illustrated. Small value companies performed the best while large growth stocks performed the worst:

                           % TOTAL RETURN TWELVE MONTHS ENDED NOVEMBER 30, 2001
                           ----------------------------------------------------
                                                                                                 TOTAL
                   INDEX                                                                        RETURNS
                   -----                                                                        -------
Russell 2000 Value Index (small value companies)..........................................           18.98%
Russell 1000 Value Index (large value companies)..........................................           -3.15%
Russell 2000 Growth Index (small growth companies)........................................           -9.33%
Russell 1000 Growth Index (large growth companies)........................................          -22.79%

--------------

Source: Frank Russell Co.

    The portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in periods when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperforming these benchmarks.

U.S. SMALL CAP VALUE PORTFOLIO II

    The U.S. Small Cap Value Portfolio II seeks to capture the returns of U.S. small company value stocks by purchasing shares of The U.S. Small Cap Value Series of The DFA Investment Trust Company (the "Master Fund") that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to closely track a specific equity index. As of November 30, 2001, the Master Fund held 2,019 stocks and was essentially fully invested in equities throughout the preceding twelve-month period: cash equivalents averaged less than 1.5% of the Master Fund's assets.

    As a result of the U.S. Small Cap Value Portfolio II's diversified approach, performance was principally determined by broad structural trends in the securities markets, rather than the behavior of a limited number of stocks. For the twelve-month period ending November 30, 2001, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth issues. Total returns were -12.22% for the S&P 500-Registered Trademark-Index, 18.98% for the Russell 2000 Value Index and 20.38% for the S&P/BARRA 600 SmallCap Value Index. Total return for the U.S. Small Cap Value Portfolio II over this period was 23.67%.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. SMALL CAP VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Small Cap Value Series of The DFA
  Investment Trust Company (7,491,554 Shares, Cost
  $112,590)++ at Value......................................  $  123,910
Receivable for Fund Shares Sold.............................         147
Prepaid Expenses and Other Assets...........................           6
                                                              ----------
    Total Assets............................................     124,063
                                                              ----------

LIABILITIES:
Payable for Investment Securities Purchased.................         147
Accrued Expenses and Other Liabilities......................          28
                                                              ----------
    Total Liabilities.......................................         175
                                                              ----------

NET ASSETS..................................................  $  123,888
                                                              ==========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   7,071,001
                                                              ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $    17.52
                                                              ==========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $  106,101
Accumulated Net Investment Income (Loss)....................         717
Accumulated Net Realized Gain (Loss)........................       5,750
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................      11,320
                                                              ----------
    Total Net Assets........................................  $  123,888
                                                              ==========

--------------

++ The cost for federal income tax purposes is $120,507.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. SMALL CAP VALUE PORTFOLIO II

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment
    Trust Company...........................................         $   999
                                                                     -------

EXPENSES
  Administrative Services...................................              10
  Accounting & Transfer Agent Fees..........................               7
  Shareholder Services......................................             104
  Legal Fees................................................               6
  Audit Fees................................................               1
  Filing Fees...............................................              22
  Shareholders' Reports.....................................              26
  Directors' Fees and Expenses..............................               1
  Other.....................................................               2
                                                                     -------
        Total Expenses......................................             179
                                                                     -------
    NET INVESTMENT INCOME (LOSS)............................             820
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................          14,543
  Net Realized Gain (Loss) on Investment Securities Sold....          (2,886)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................           4,118
                                                                     -------

    NET GAIN (LOSS) ON INVESTMENT SECURITIES................          15,775
                                                                     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $16,595
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. SMALL CAP VALUE PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                       YEAR            YEAR
                                                                       ENDED           ENDED
                                                                     NOV. 30,        NOV. 30,
                                                                       2001            2000
                                                                     ---------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................         $    820        $    596
  Capital Gain Distribution Received from The DFA Investment
    Trust Company...........................................           14,543           6,713
  Net Realized Gain (Loss) on Investment Securities Sold....           (2,886)            395
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................            4,118          (2,621)
                                                                     --------        --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................           16,595           5,083
                                                                     --------        --------

Distributions From:
  Net Investment Income.....................................             (628)           (451)
  Net Realized Gains........................................           (6,942)         (6,552)
                                                                     --------        --------
        Total Distributions.................................           (7,570)         (7,003)
                                                                     --------        --------
Capital Share Transactions (1):
  Shares Issued.............................................           50,478          26,581
  Shares Issued in Lieu of Cash Distributions...............            7,570           7,003
  Shares Redeemed...........................................          (20,178)        (24,821)
                                                                     --------        --------
        Net Increase (Decrease) from Capital Share
          Transactions......................................           37,870           8,763
                                                                     --------        --------
        Total Increase (Decrease)...........................           46,895           6,843
NET ASSETS
    Beginning of Period.....................................           76,993          70,150
                                                                     --------        --------
    End of Period...........................................         $123,888        $ 76,993
                                                                     ========        ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................            2,887           1,649
    Shares Issued in Lieu of Cash Distributions.............              519             480
    Shares Redeemed.........................................           (1,255)         (1,524)
                                                                     --------        --------
                                                                        2,151             605
                                                                     ========        ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       U.S. SMALL CAP VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR         YEAR         YEAR         YEAR         YEAR
                                       ENDED        ENDED        ENDED        ENDED        ENDED
                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2001         2000         1999         1998         1997
                                     ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of
  Period...........................  $  15.65     $  16.26     $  16.73     $  19.20     $  14.67
                                     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....      0.12         0.13         0.10         0.12         0.08
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      3.28         0.91         1.29        (1.84)        4.77
                                     --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................      3.40         1.04         1.39        (1.72)        4.85
                                     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.13)       (0.11)       (0.09)       (0.11)       (0.07)
  Net Realized Gains...............     (1.40)       (1.54)       (1.77)       (0.64)       (0.25)
                                     --------     --------     --------     --------     --------
  Total Distributions..............     (1.53)       (1.65)       (1.86)       (0.75)       (0.32)
                                     --------     --------     --------     --------     --------
Net Asset Value, End of Period.....  $  17.52     $  15.65     $  16.26     $  16.73     $  19.20
                                     ========     ========     ========     ========     ========
Total Return.......................     23.65%        7.07%        9.60%       (9.19)%      33.75%

Net Assets, End of Period
  (thousands)......................  $123,888     $ 76,993     $ 70,150     $ 85,074     $125,061
Ratio of Expenses to Average Net
  Assets (1).......................      0.42%        0.42%        0.44%        0.45%        0.48%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses) (1)......      0.42%        0.42%        0.44%        0.45%        0.47%
Ratio of Net Investment Income to
  Average Net Assets...............      0.79%        0.76%        0.59%        0.59%        0.62%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  (expenses).......................      0.79%        0.76%        0.59%        0.59%        0.63%
Portfolio Turnover Rate............       N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................        13%          32%          29%          23%          25%

--------------

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which U.S. Small Cap Value Portfolio II (the "Portfolio") is presented in this report.

    Effective April 1, 2001, U.S. 6-10 Value Portfolio II changed its name to U.S. Small Cap Value Portfolio II.

    The Portfolio invests all of its assets in The U.S. Small Cap Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2001, the Portfolio owned 4% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2001, the Portfolio's Administrative fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.01 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective July 1, 1996, the Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At November 30, 2001, there are no previously waived fees subject to future reimbursement to the Advisor.

    In addition, pursuant to an agreement with a Shareholder Service Agent, the Portfolio pays to such agent a fee at the effective annual rate of .10% of its average daily net assets.

D. INVESTMENTS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $3,403
Gross Unrealized Depreciation...............................      --
                                                              ------
  Net.......................................................  $3,403
                                                              ======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. There were no borrowings under the line of credit during the year ended November 30, 2001.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Small Cap Value Portfolio II (previously U.S. 6-10 Value Portfolio II)(one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
THE U.S. SMALL CAP VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
APRIL 1993-NOVEMBER 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000

         U.S. SMALL CAP VALUE SERIES  RUSSELL 2000 VALUE INDEX
                             $10,000                   $10,000
Apr. 93                       $9,788                    $9,760
May. 93                      $10,050                   $10,067
Jun. 93                      $10,060                   $10,162
Jul. 93                      $10,363                   $10,337
Aug. 93                      $10,706                   $10,741
Sep. 93                      $11,079                   $10,999
Oct. 93                      $11,452                   $11,251
Nov. 93                      $11,260                   $10,964
Dec. 93                      $11,486                   $11,286
Jan. 94                      $12,079                   $11,688
Feb. 94                      $12,049                   $11,654
Mar. 94                      $11,650                   $11,133
Apr. 94                      $11,731                   $11,242
May. 94                      $11,772                   $11,226
Jun. 94                      $11,558                   $10,936
Jul. 94                      $11,752                   $11,138
Aug. 94                      $12,161                   $11,576
Sep. 94                      $12,120                   $11,453
Oct. 94                      $11,947                   $11,243
Nov. 94                      $11,545                   $10,789
Dec. 94                      $11,664                   $11,113
Jan. 95                      $11,789                   $11,060
Feb. 95                      $12,205                   $11,469
Mar. 95                      $12,350                   $11,525
Apr. 95                      $12,787                   $11,867
May. 95                      $13,152                   $12,121
Jun. 95                      $13,673                   $12,536
Jul. 95                      $14,422                   $12,993
Aug. 95                      $14,879                   $13,379
Sep. 95                      $15,067                   $13,579
Oct. 95                      $14,339                   $13,037
Nov. 95                      $14,872                   $13,554
Dec. 95                      $15,133                   $13,974
Jan. 96                      $15,089                   $14,067
Feb. 96                      $15,415                   $14,288
Mar. 96                      $15,849                   $14,588
Apr. 96                      $16,675                   $14,986
May. 96                      $17,327                   $15,365
Jun. 96                      $16,968                   $15,184
Jul. 96                      $15,915                   $14,376
Aug. 96                      $16,644                   $15,000
Sep. 96                      $17,209                   $15,409
Oct. 96                      $17,340                   $15,588
Nov. 96                      $18,166                   $16,427
Dec. 96                      $18,569                   $16,961
Jan. 97                      $19,052                   $17,222
Feb. 97                      $19,052                   $17,385
Mar. 97                      $18,558                   $16,919
Apr. 97                      $18,478                   $17,168
May. 97                      $20,234                   $18,535
Jun. 97                      $21,509                   $19,473
Jul. 97                      $22,795                   $20,290
Aug. 97                      $23,611                   $20,613
Sep. 97                      $25,436                   $21,984
Oct. 97                      $24,541                   $21,386
Nov. 97                      $24,335                   $21,621
Dec. 97                      $24,359                   $22,354
Jan. 98                      $24,067                   $21,949
Feb. 98                      $25,888                   $23,277
Mar. 98                      $26,945                   $24,222
Apr. 98                      $27,481                   $24,341
May. 98                      $26,437                   $23,479
Jun. 98                      $25,913                   $23,346
Jul. 98                      $24,014                   $21,518
Aug. 98                      $19,593                   $18,148
Sep. 98                      $20,153                   $19,173
Oct. 98                      $21,020                   $19,743
Nov. 98                      $22,132                   $20,278
Dec. 98                      $22,652                   $20,915
Jan. 99                      $23,016                   $20,440
Feb. 99                      $21,118                   $19,044
Mar. 99                      $20,725                   $18,888
Apr. 99                      $22,947                   $20,612
May. 99                      $24,030                   $21,245
Jun. 99                      $25,505                   $22,014
Jul. 99                      $25,393                   $21,492
Aug. 99                      $24,705                   $20,706
Sep. 99                      $24,057                   $20,291
Oct. 99                      $23,227                   $19,886
Nov. 99                      $24,294                   $19,989
Dec. 99                      $25,698                   $20,603
Jan. 00                      $25,510                   $20,065
Feb. 00                      $27,880                   $21,291
Mar. 00                      $27,975                   $21,391
Apr. 00                      $26,985                   $21,517
May. 00                      $25,870                   $21,188
Jun. 00                      $27,174                   $21,807
Jul. 00                      $27,158                   $22,533
Aug. 00                      $29,167                   $23,540
Sep. 00                      $28,634                   $23,406
Oct. 00                      $27,565                   $23,322
Nov. 00                      $26,066                   $22,846
Dec. 00                      $28,099                   $25,300
Jan. 01                      $31,005                   $25,998
Feb. 01                      $30,403                   $25,961
Mar. 01                      $29,667                   $25,546
Apr. 01                      $31,489                   $26,729
May. 01                      $33,447                   $27,416
Jun. 01                      $34,708                   $28,518
Jul. 01                      $34,146                   $27,879
Aug. 01                      $33,699                   $27,781
Sep. 01                      $28,796                   $24,714
Oct. 01                      $29,939                   $25,359
Nov. 01                      $32,286                   $27,183

         ANNUALIZED              ONE     FIVE       FROM
         TOTAL RETURN (%)       YEAR    YEARS    APRIL 1993
         --------------------------------------
                                23.86   12.19      14.48

- THE SERIES SEEKS TO CAPTURE RETURN PREMIUMS ASSOCIATED WITH HIGH BOOK-TO-MARKET RATIOS BY INVESTING IN U.S. SMALL COMPANIES ON A MARKET CAP-WEIGHTED BASIS. THE SERIES INVESTS IN COMPANIES THAT HAVE AVERAGE WEIGHTED MARKET CAPS OF APPROXIMATELY $450 MILLION AND AVERAGE WEIGHTED BOOK-TO-MARKET RATIOS OF 1.1 OF PUBLICLY TRADED U.S. COMPANIES.

Past performance is not predictive of future performance.

Performance periods less than one-, five-, or ten-years calculated from the first full month after inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

--------------------------------------------------------------------------------

                        THE U.S. SMALL CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2001

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (97.9%)
 *#24/7 Media, Inc.....................................      298,300   $       67,117
 *3-D Systems Corp.....................................      104,100        1,162,797
 *3TEC Energy Corp.....................................       14,400          208,728
 *A Consulting Team, Inc...............................        4,400            1,782
 *A.C. Moore Arts & Crafts, Inc........................       80,100        2,291,260
 AAR Corp..............................................      549,550        4,478,832
 ABC Bancorp...........................................       20,280          267,696
 *#ABC Rail Products Corp..............................       81,900           10,647
 Abington Bancorp, Inc.................................       43,000          660,050
 *Ablest, Inc..........................................       16,800           77,280
 Abrams Industries, Inc................................       10,000           38,600
 *Abraxas Petroleum Corp...............................       88,200          113,778
 *Acceptance Insurance Companies, Inc..................      278,100        1,454,463
 *Access Worldwide Communications, Inc.................       13,200           12,078
 *#Accrue Software, Inc................................      143,000           55,055
 Aceto Corp............................................       91,826          860,410
 *Acme Communications, Inc.............................      206,000        1,467,750
 *Acme United Corp.....................................        8,700           26,970
 *Acorn Products, Inc..................................       16,000            6,960
 *Action Performance Companies, Inc....................        2,600           85,982
 *Actionpoint, Inc.....................................       86,400          140,400
 Adams Resources & Energy, Inc.........................        6,600           47,652
 *Adaptive Broadband Corp..............................        5,200              117
 *ADE Corp.............................................      130,500        1,308,262
 *#Adept Technology, Inc...............................      206,600          832,598
 *Advance Auto Parts Inc...............................       82,927        3,553,459
 *Advance Lighting Technologies, Inc...................       99,700          174,973
 *Advanced Magnetics, Inc..............................       90,400          302,840
 Advanced Marketing Services, Inc......................      122,825        2,094,166
 *Advanced Neuromodulation Systems, Inc................       11,760          316,697
 Advanta Corp. Class A.................................      198,879        1,805,821
 Advanta Corp. Class B Non-Voting......................      333,097        2,678,100
 *Aehr Test Systems....................................       81,400          315,425
 *AEP Industries, Inc..................................       49,650        1,117,373
 *Aerovox, Inc.........................................       80,600              927
 *Aether Systems, Inc..................................      116,100          866,686
 *Aetrium, Inc.........................................      144,700          193,174
 *Aftermarket Technology Corp..........................      173,400        3,283,329
 *AG Services America, Inc.............................        2,900           29,870
 Agco Corp.............................................    1,058,400       14,764,680
 *AHL Services, Inc....................................      276,900          555,184
 *AHT Corp.............................................      164,200              657
 *Air Methods Corp.....................................       99,900          521,977
 Airborne, Inc.........................................      669,500        8,991,385
 *Airgas, Inc..........................................    1,226,600       18,521,660
 *Airnet Communications Corp...........................       21,700           15,515
 *Airnet Systems, Inc..................................      200,900        1,245,580
 AK Steel Holding Corp.................................      370,141        3,923,495
 *#Akamai Technologies, Inc............................      823,500        4,755,712
 Alamo Group, Inc......................................      104,300        1,361,115
 *Alaska Air Group, Inc................................      400,500       11,474,325
 *Alaska Communications Systems Group, Inc.............      259,300        2,095,144
 *Albany International Corp. Class A...................       41,820          846,437
 *Aldila, Inc..........................................      236,900          261,774
                                                            SHARES             VALUE+
                                                            ------             ------

 Alexander & Baldwin, Inc..............................      260,700   $    6,273,745
 Alfa Corp.............................................       72,600        1,581,591
 Alico, Inc............................................       81,000        2,459,565
 *All American Semiconductor, Inc......................       26,260           88,890
 Allen Organ Co. Class B...............................        5,000          162,500
 *Allen Telecom, Inc...................................      305,200        2,701,020
 *Alliance Semiconductor Corp..........................      514,000        5,515,220
 *Allied Healthcare Products, Inc......................      130,000          458,250
 *Allied Holdings, Inc.................................      111,535          257,646
 *Allied Research Corp.................................       64,400          769,580
 *#Allied Riser Communications.........................      395,900           57,405
 *Allou Health & Beauty Care, Inc. Class A.............      101,500          603,925
 *Allsctipts Healthcare Solutions, Inc.................      219,400          697,692
 *Alltrista Corp.......................................       98,000        1,558,200
 *Almost Family, Inc...................................       13,700          194,814
 *Alpha Technologies Group, Inc........................       75,812          380,955
 *Alphanet Solutions, Inc..............................       92,400          171,402
 #Alpharma, Inc. Class A...............................       51,400        1,232,572
 *#Alterra Healthcare Corp.............................      486,200           72,930
 Ambanc Holding Co., Inc...............................       69,300        1,469,160
 Ambassadors, Inc......................................      149,800        2,838,710
 *AMC Entertainment, Inc...............................       78,600        1,107,474
 Amcast Industrial Corp................................      156,200          781,000
 Amcol International Corp..............................       21,200          122,324
 *Amerco, Inc..........................................      211,000        3,799,055
 *America West Holdings Corp. Class B..................      760,300        1,976,780
 *American Aircarriers Support, Inc....................       83,100               83
 American Bank of Connecticut..........................       46,600        1,491,200
 American Biltrite, Inc................................       44,400          555,000
 #American Business Financial Services, Inc............       32,490          644,114
 *#American Classic Voyages Co.........................      323,700            9,711
 *American Coin Merchandising, Inc.....................       57,400          460,922
 *American Ecology Corp................................       48,100           91,630
 American Greetings Corp. Class A......................      553,600        7,224,480
 *American Healthcorp, Inc.............................       38,700        1,282,711
 *American Homestar Corp...............................      100,600              241
 *American Indemnity Financial Escrow..................       14,200           14,200
 *American Medical Electronics, Inc. (Escrow-Bonus)....       20,800                0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       20,800                0
 *American Medical Security Group, Inc.................      314,400        3,206,880
 *American Pacific Corp................................      112,000          804,720
 *American Physicians Services Group, Inc..............       39,500          128,572
 *American Retirement Corp.............................      279,800          520,428
 American Shared Hospital Services.....................        2,100            6,531
 *American Skiing Co...................................      119,200          101,320
 *American Software, Inc. Class A......................      203,900          392,507
 *American Technical Ceramics Corp.....................       73,400          726,660
 American Vanguard Corp................................        8,518          144,806
 Americana Bancorp, Inc................................       28,430          358,787
 *Ameripath, Inc.......................................      153,000        4,407,165
 AmeriServe Financial, Inc.............................      255,000        1,151,325
 *Ameristar Casinos, Inc...............................      158,200        3,757,250

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Ameron, Inc...........................................       58,700   $    3,894,745
 AmerUs Group Co.......................................      250,685        8,721,331
 *#Ames Department Stores, Inc.........................      590,800          156,562
 *Amistar Corp.........................................       42,300           49,702
 Ampco-Pittsburgh Corp.................................      207,200        1,910,384
 *Amrep Corp...........................................      104,992          561,707
 *#Amresco, Inc........................................      136,700            1,504
 *Amtran, Inc..........................................      200,200        2,378,376
 *Amwest Insurance Group, Inc..........................       67,290            3,364
 *Anadigics, Inc.......................................       21,700          365,428
 Analogic Corp.........................................       69,800        2,570,734
 *Analytical Surveys, Inc..............................        9,100            4,277
 Anchor Bancorp Wisconsin, Inc.........................       57,312        1,027,604
 Andersons, Inc........................................       88,300          856,510
 *#Angeion Corp........................................        6,300            4,063
 Angelica Corp.........................................      179,600        1,796,000
 *Anicom, Inc..........................................      342,600               34
 *Ann Taylor Stores Corp...............................      150,900        4,115,043
 *AnswerThink Consulting Group, Inc....................       52,700          326,213
 *Antigenics, Inc. Rights 07/06/02.....................        8,153          138,846
 *#APA Optics, Inc.....................................      113,900          312,086
 Apogee Enterprises, Inc...............................      599,200        9,245,656
 *Applica, Inc.........................................      351,700        2,796,015
 *Applied Extrusion Technologies, Inc..................      230,800        1,749,464
 *Applied Graphics Technologies, Inc...................      138,800           48,580
 Applied Industrial Technologies, Inc..................      470,000        8,605,700
 *Applied Microsystems Corp............................      104,000          111,800
 Applied Signal Technologies, Inc......................      128,800        1,137,948
 *Arch Capital Group, Ltd..............................       74,600        1,769,885
 Arch Chemicals, Inc...................................      295,800        6,448,440
 Arch Coal, Inc........................................      389,257        7,781,247
 Arctic Cat, Inc.......................................      228,500        3,807,952
 Argonaut Group, Inc...................................      268,600        4,654,838
 *Arguss Holdings, Inc.................................       22,900           68,242
 *#Ariba, Inc..........................................      486,600        2,085,081
 *Ark Restaurants Corp.................................       18,400          117,760
 *Arkansas Best Corp...................................      220,000        5,382,300
 *Arlington Hospitality, Inc...........................       70,000          181,650
 *#Armstrong Holdings, Inc.............................      567,500        1,396,050
 Arnold Industries, Inc................................      252,800        5,494,608
 *Arqule, Inc..........................................       50,500          648,167
 *Arris Group, Inc.....................................       53,000          430,625
 Arrow Financial Corp..................................        7,932          236,215
 Arvinmeritor, Inc.....................................       43,200          779,760
 *Asante Technologies, Inc.............................       94,200           34,383
 ASB Financial Corp....................................       14,700          157,878
 *Ascent Assurance, Inc................................          222              178
 *Ashworth, Inc........................................      232,000        1,158,840
 *Aspect Communications Corp...........................      540,000        1,728,000
 *Astea International, Inc.............................       66,100           57,507
 Astro-Med, Inc........................................       56,475          216,864
 *Astronics Corp.......................................       19,687          263,018
 *Astronics Corp. Class B..............................        7,756          105,685
 *#Asyst Technologies, Inc.............................       91,500        1,022,512
 *#At Home Corp........................................       82,500            3,754
 *Atchison Casting Corp................................      159,700          327,385
 *Athey Products Corp..................................       17,140            3,514
 Atlanta Sosnoff Capital Corp..........................       66,100          661,000
 *Atlantic American Corp...............................       42,900           81,724
 *Atlantis Plastics, Inc...............................       60,000          147,000
 *Atlas Air, Inc.......................................       91,700        1,427,769
 *Atrion Corp..........................................       37,750        1,288,407
                                                            SHARES             VALUE+
                                                            ------             ------

 *ATS Medical, Inc.....................................      117,600   $      506,856
 *#Audio Visual Services Corp..........................      430,200           15,057
 *Audiovox Corp. Class A...............................      333,600        2,418,600
 *Ault, Inc............................................       96,700          378,580
 *Aurora Foods, Inc....................................      796,300        4,180,575
 *Auspex Systems, Inc..................................      264,500          378,235
 *Autologic Information International, Inc.............        7,100           50,126
 *Avalon Holding Corp. Class A.........................       25,112           67,802
 *Avatar Holdings, Inc.................................       53,300        1,257,613
 *Aviall, Inc..........................................      291,200        1,520,064
 *#Aviation Sales Co...................................      215,200           94,688
 *Avici System, Inc....................................       73,000          209,510
 *Avid Technology, Inc.................................      516,400        5,440,274
 *Avteam, Inc. Class A.................................      175,500              614
 *Aware, Inc...........................................       20,100          101,304
 *Axsys Technologies, Inc..............................       57,000          506,445
 *Aztar Corp...........................................      310,100        4,915,085
 AZZ, Inc..............................................        2,000           42,160
 Badger Meter, Inc.....................................       21,200          455,800
 *Badger Paper Mills, Inc..............................       10,400           46,800
 Bairnco Corp..........................................      116,700          692,031
 *Baker (Michael) Corp.................................       80,800        1,098,880
 Baldwin & Lyons, Inc. Class B.........................       49,500        1,222,402
 *Baldwin Piano & Organ Co.............................       73,600               74
 *Baldwin Technology, Inc. Class A.....................      219,700          274,625
 *Ballantyne Omaha, Inc................................       34,600           20,760
 *Baltek Corp..........................................        8,100           56,335
 *Bancinsurance Corp...................................       60,270          280,255
 Bancorp Connecticut, Inc..............................       47,400          898,230
 Bandag, Inc...........................................      150,700        4,671,700
 Bandag, Inc. Class A..................................      185,800        4,979,440
 *Bank Plus Corp.......................................      283,400        2,016,391
 *Bank United Financial Corp. Class A..................      308,000        4,336,640
 BankAtlantic Bancorp, Inc. Class A....................      168,883        1,351,064
 Banknorth Group, Inc..................................       95,290        2,068,269
 Banner Corp...........................................      269,401        4,321,192
 Banta Corp............................................        4,000          115,120
 Barnes Group, Inc.....................................       20,000          436,000
 *Barrett Business Services, Inc.......................       84,800          326,480
 *Barry (R.G.) Corp....................................      150,764          734,221
 Bassett Furniture Industries, Inc.....................      191,550        2,787,052
 *Bay View Capital Corp................................      498,042        3,630,726
 *Baycorp Holdings, Ltd................................       44,000          404,800
 *Bayou Steel Corp. Class A............................      169,900           76,455
 *BCT International, Inc...............................       11,100           11,766
 *#Beazer Homes USA, Inc...............................      105,500        7,068,500
 *BEI Electronics, Inc.................................       81,000          538,650
 BEI Technologies, Inc.................................       21,700          397,327
 *Bel Fuse, Inc. Class A...............................       21,100          434,132
 Bel Fuse, Inc. Class B................................       74,500        1,700,462
 *Bell Industries, Inc.................................      161,863          356,099
 *Bell Microproducts, Inc..............................      185,900        2,056,983
 *Benchmark Electronics, Inc...........................      195,600        3,739,872
 *Benton Oil & Gas Co..................................      328,500          453,330
 Berkley (W.R.) Corp...................................      245,700       13,144,950
 *#Bethlehem Steel Corp................................    2,528,300          935,471
 *Beverly Enterprises..................................    1,924,800       17,515,680
 *BF Enterprises, Inc..................................        2,300           21,045
 BHA Group Holdings, Inc. Class A......................       19,200          283,200
 *Big 4 Ranch, Inc.....................................       73,300                0
 Big Lots, Inc.........................................       83,500          784,900

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Bio Vascular, Inc....................................       90,900   $      702,657
 *Bioanalytical Systems, Inc...........................       11,400          100,548
 *Biocryst Pharmaceuticals, Inc........................       20,900           77,852
 *Bionx Implants, Inc..................................      175,000          713,125
 *Bio-Rad Laboratories, Inc. Class A...................      134,725        8,501,147
 *Biosource International, Inc.........................      117,200          938,186
 *Birmingham Steel Corp................................      524,600          141,642
 *Black Hawk Gaming & Development, Inc.................       47,000          469,530
 Blair Corp............................................      138,900        2,604,375
 Blimpie International.................................       28,000           73,080
 *Blonder Tongue Laboratories, Inc.....................       22,600           74,580
 *Bluegreen Corp.......................................      359,098          739,742
 BMC Industries, Inc...................................      463,500        1,320,975
 *BNS Co. Class A......................................       46,855          109,641
 Bob Evans Farms, Inc..................................      226,600        4,995,397
 *Boca Resorts, Inc....................................      667,400        8,055,518
 *#Bogen Communications International, Inc.............       17,200           49,708
 *Bolt Technology Corp.................................        4,400           19,800
 *Bombay Co., Inc......................................      742,540        1,893,477
 *Bon-Ton Stores, Inc..................................      220,300          638,870
 *Books-a-Million, Inc.................................      313,700        1,061,874
 Borg Warner Automotive, Inc...........................       52,500        2,415,000
 *Borland Software Corp................................       77,300        1,116,212
 *Boron, Lepore and Associates, Inc....................      220,600        2,954,937
 *Boston Biomedical, Inc...............................       56,300          166,648
 *Boston Communications Group, Inc.....................      294,500        2,947,945
 Bostonfed Bancorp, Inc................................       55,460        1,281,126
 *#Bottomline Technologies, Inc........................       40,400          292,294
 Bowl America, Inc. Class A............................       54,022          594,242
 Bowne & Co., Inc......................................      648,732        8,414,054
 *Boyd Gaming Corp.....................................      602,700        3,152,121
 *Brass Eagle, Inc.....................................      136,700          624,719
 *Braun Consulting, Inc................................       52,700          218,968
 *Brigham Exploration Co...............................       45,700          112,879
 *Brightpoint, Inc.....................................      513,700        1,651,545
 *#BrightStar Information Technology Group, Inc........      106,200            6,903
 *#Broadvision, Inc....................................       62,300          187,211
 Brookline Bancorp, Inc................................       47,800          730,145
 *#Brooks Automation, Inc..............................       26,200          962,981
 *Brookstone, Inc......................................      122,800        1,366,150
 *Brooktrout Technology, Inc...........................       42,800          254,874
 *Brown (Tom), Inc.....................................      231,600        5,413,650
 Brown Shoe Company, Inc...............................      344,000        5,056,800
 Brush Wellman, Inc....................................      257,209        2,983,624
 BSB Bancorp, Inc......................................      157,631        3,995,158
 *BTU International, Inc...............................       85,300          295,991
 *Buckeye Technology, Inc..............................      111,400        1,085,036
 *Buckhead America Corp................................       15,700           21,195
 *#Budget Group, Inc...................................      736,800          618,912
 *Building Materials Holding Corp......................      252,300        2,760,162
 *Bull Run Corp........................................       89,000           67,640
 Burlington Coat Factory Warehouse Corp................      645,040       10,772,168
 Bush Industries, Inc. Class A.........................       43,900          526,800
 *Butler International, Inc............................      121,800          246,645
 Butler Manufacturing Co...............................      105,000        2,758,350
 *BWAY Corp............................................      169,500        1,430,580
 *CacheFlow, Inc.......................................      390,100          700,229
 Cadmus Communications Corp............................      133,700        1,310,260
                                                            SHARES             VALUE+
                                                            ------             ------

 Calgon Carbon Corp....................................      660,000   $    5,801,400
 *Caliber Learning Network, Inc........................      267,100              401
 *Calico Commerce, Inc.................................       30,000            4,200
 *California Coastal Communities, Inc..................       57,300          252,120
 California First National Bancorp.....................       62,000          725,400
 *Callon Petroleum Co..................................       57,000          336,300
 Cal-Maine Foods, Inc..................................      110,800          412,730
 Camco Financial Corp..................................        8,183           98,605
 *Cannon Express, Inc. Class A.........................        6,900            6,451
 *Cannondale Corp......................................      142,600          294,469
 *Cantel Industries, Inc. Class B......................       26,902          562,924
 *Canterbury Information Technology, Inc...............        7,500            6,225
 *Capital Corp. of the West............................        5,880           87,465
 *Capital Crossing Bank................................       79,900        1,715,053
 *Capital Pacific Holdings, Inc........................      190,900          725,420
 *Capital Senior Living Corp...........................      357,200          721,544
 *Capital Trust, Inc...................................      105,400          519,622
 Capitol Bancorp, Ltd..................................       41,672          557,363
 #Capitol Transamerica Corp............................      121,800        1,982,295
 *Caprius, Inc.........................................        1,439               79
 *Captaris, Inc........................................       28,800           85,104
 Caraustar Industries, Inc.............................      244,700        1,657,842
 *Carbide/Graphite Group, Inc..........................      159,700            1,597
 *Carecentric, Inc.....................................       29,400           26,460
 *Career Blazers, Inc. Trust Units.....................        9,540                0
 *#CareMatrix Corp.....................................        9,322              792
 *Carlyle Industries, Inc..............................       29,312            7,328
 Carpenter Technology Corp.............................      482,800       12,412,788
 *Carreker-Antinori, Inc...............................       11,300           75,088
 *Carriage Services, Inc. Class A......................      226,000        1,080,280
 *Carrier Access Corp..................................       15,500           48,592
 *Carrington Laboratories, Inc.........................      121,900          126,776
 *Carrizo Oil & Gas, Inc...............................       10,000           44,450
 *Cascade Corp.........................................      138,150        1,429,852
 *Casella Waste Systems, Inc. Class A..................      252,900        3,191,598
 Casey's General Stores, Inc...........................       42,700          594,811
 Cash America International, Inc.......................      400,300        3,662,745
 Castle (A.M.) & Co....................................      161,130        1,662,862
 *Castle Dental Centers, Inc...........................       36,400            3,640
 Castle Energy Corp....................................      147,700          874,384
 Casual Male Corp......................................      286,718           17,203
 Catalina Lighting, Inc................................      110,200           46,835
 Cato Corp. Class A....................................      319,200        5,909,988
 *Cavalier Homes, Inc..................................      352,281          877,180
 CBRL Group, Inc.......................................      490,100       12,661,733
 *CCA Industries, Inc..................................       40,800           55,080
 CCBT Financial Companies, Inc.........................       22,400          548,576
 *CDI Corp.............................................      121,900        2,138,126
 *Celadon Group, Inc...................................      127,900          716,240
 *Celebrity, Inc.......................................       26,325           12,241
 *Celeritek, Inc.......................................       54,800          711,852
 *#Cell Genesys, Inc...................................       62,900        1,437,579
 Central Bancorp, Inc..................................       24,900          620,010
 *Central Garden & Pet Co..............................      381,700        3,170,018
 Central Parking Corp..................................      218,000        3,825,900
 Century Aluminum Co...................................      336,300        4,205,431
 *Century Business Services, Inc.......................      511,800          864,942
 *Ceradyne, Inc........................................       95,000        1,033,125
 *Ceres Group, Inc.....................................       16,600           53,369
 CFS Bancorp, Inc......................................       24,300          333,031
 *#CGI Group, Inc......................................       36,276          271,707

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 CH Energy Group, Inc..................................          100   $        4,200
 *Champion Enterprises, Inc............................      936,700       11,305,969
 Champion Industries, Inc..............................       72,100          212,695
 *Champps Entertainment, Inc...........................      121,700        1,172,579
 *Channell Commercial Corp.............................       17,600           58,432
 *Charming Shoppes, Inc................................    1,809,000        9,035,955
 *Chart House Enterprises, Inc.........................      170,400          120,984
 *Chase Industries, Inc................................      123,150        1,126,822
 *Check Technology Corp................................       70,700          334,057
 *#Checkers Drive-In Restaurant, Inc...................      138,621          804,002
 *Checkpoint System, Inc...............................      537,300        5,679,261
 Chemed Corp...........................................      109,500        3,394,500
 Chemfirst, Inc........................................       76,600        1,803,164
 Chesapeake Corp.......................................      217,400        6,256,772
 *Chesapeake Energy Corp...............................      883,100        5,651,840
 Chester Valley Bancorp................................        1,444           20,649
 Chicago Rivet & Machine Co............................       11,800          261,960
 *Children's Comprehensive Services, Inc...............      163,200          771,936
 *Childtime Learning Centers, Inc......................       43,500          318,637
 *#Chiquita Brands International, Inc..................    1,276,731          944,781
 *Chromcraft Revington, Inc............................       17,700          174,345
 *Chronimed, Inc.......................................       45,100          264,962
 *Chyron Corp..........................................      105,500           26,375
 CICOR International, Inc..............................      157,800        2,723,628
 *CIDCO, Inc...........................................      267,100           92,149
 *Ciprico, Inc.........................................       74,600          389,785
 *Circuit City Stores, Inc. (Carmax Group).............      542,100       10,814,895
 *Circuit Systems, Inc.................................       53,000              318
 *Citadel Holding Corp. Class A........................       58,640           87,960
 *Citation Holding Corp. Class B.......................       14,660           23,456
 Citizens Banking Corp.................................       29,750          954,380
 *Citizens, Inc. Class A...............................       82,089          889,845
 *City Holding Co......................................      116,500        1,355,477
 *Civic Bancorp........................................       43,634          852,827
 *CKE Restaurants, Inc.................................    1,006,900        8,538,512
 *Clare, Inc...........................................      197,000          437,340
 *Clarent Corp.........................................      172,578          922,429
 *Clarus Corp..........................................       88,100          348,435
 *Classic Communications, Inc. Class A.................      159,600           21,546
 *Classic Vacation Group, Inc..........................      169,000           20,280
 *Clean Harbors, Inc...................................      166,100          553,113
 Cleveland Cliffs, Inc.................................      191,300        3,234,883
 *#CMG Information Services, Inc.......................        3,700            7,714
 CNA Surety Corp.......................................       64,500          952,020
 *CNET Networks, Inc...................................       46,300          346,555
 *CNS, Inc.............................................      235,700        1,297,528
 Coachmen Industries, Inc..............................      272,600        2,766,890
 *Coast Dental Services, Inc...........................       48,533          129,340
 *Coast Distribution System............................       90,200           42,845
 Coastal Bancorp, Inc..................................      116,900        3,388,931
 Coastcast Corp........................................      107,600          624,080
 Cobalt Corp...........................................      328,400        2,177,292
 *Cobra Electronic Corp................................       85,500          563,445
 *#Coeur d'Alene Mines Corp............................      397,600          290,248
 *Cognitronics Corp....................................        7,700           35,035
 *Cohesion Technologies, Inc...........................      117,300          399,406
 *Cold Metal Products, Inc.............................       70,400           24,640
 *Cole National Corp. Class A..........................      206,900        3,103,500
 Collins Industries, Inc...............................       28,200           96,867
 *Colorado Medtech, Inc................................       39,200          129,948
                                                            SHARES             VALUE+
                                                            ------             ------

 *Columbia Banking System, Inc.........................       66,061   $      911,311
 Columbus McKinnon Corp................................      163,900        1,244,820
 *Com21, Inc...........................................       56,300           50,951
 *Comdial Corp.........................................      209,400           88,995
 *Comdicso, Inc........................................      127,100           47,027
 *Comforce Corp........................................       64,700           86,051
 *Comfort Systems USA, Inc.............................      540,100        1,836,340
 *Commerce One, Inc....................................      619,200        1,944,288
 Commercial Bancshares, Inc............................       27,834          671,495
 Commercial Metals Co..................................      233,633        7,709,889
 Commercial National Financial Corp....................       12,500          229,687
 Commonwealth Bancorp, Inc.............................      169,300        3,725,446
 Commonwealth Industries, Inc..........................      378,000        2,024,190
 Communications Systems, Inc...........................        7,100           50,019
 Community Bank System, Inc............................       58,000        1,479,000
 *Community Financial Corp.............................       14,300          215,358
 Community Financial Group, Inc........................       12,800          194,816
 Community First Brokerage Co..........................       11,700          391,716
 Community Savings Bankshares, Inc.....................       37,200          696,756
 Community Trust Bancorp, Inc..........................       82,407        1,911,842
 *Compucom Systems, Inc................................      746,700        1,527,001
 *CompuCredit Corp.....................................       92,100          778,705
 *Computer Horizons Corp...............................      417,200        1,287,062
 *#Computer Learning Centers, Inc......................       43,300               97
 *#Computer Motion, Inc................................       35,100          143,734
 *Computer Task Group, Inc.............................        8,800           26,752
 CompX International, Inc..............................       37,300          371,135
 *Comshare, Inc........................................      114,150          353,294
 *Comstock Resources, Inc..............................      422,900        2,795,369
 *#Comtech Telecommunications Corp.....................        4,900           59,314
 *Concord Camera Corp..................................      266,700        1,253,490
 *Cone Mills Corp......................................      555,000        1,010,100
 *Congoleum Corp. Class A..............................       97,400          182,138
 *Conmed Corp..........................................      310,741        5,584,016
 *Consolidated Freightways Corp........................      411,500        1,648,057
 *Consolidated Graphics, Inc...........................      196,600        3,570,256
 *Continental Materials Corp...........................        4,600           90,160
 *Convera Corp.........................................        8,800           25,960
 *#Cooker Restaurant Corp..............................      135,000           49,950
 Cooper Tire & Rubber Co...............................      602,800        8,933,496
 Cooperative Bankshares, Inc...........................       20,800          234,520
 *CoorsTek, Inc........................................       36,900        1,086,520
 *Copper Mountain Networks, Inc........................       32,400           53,622
 *Core Materials Corp..................................          500              500
 Corn Products International, Inc......................      203,400        6,620,670
 *Cornell Corrections, Inc.............................      160,700        2,579,235
 *Correctional Services Corp...........................      135,800          279,748
 *Corrections Corporation of America...................        8,100          127,980
 *Corrpro Companies, Inc...............................      123,575          255,800
 Corus Bankshares, Inc.................................       24,900        1,043,434
 *Cost-U-Less, Inc.....................................       35,000           47,600
 Cotton States Life Insurance Co.......................        8,300           78,393
 Courier Corp..........................................       21,700          649,806
 *Covanta Energy Corp..................................      634,996        6,826,207
 *Covenant Transport, Inc. Class A.....................      246,800        3,282,440
 *Coventry Health Care, Inc............................      157,000        3,293,860
 *Cover-All Technologies, Inc..........................       31,901            6,699
 Covest Bancshares, Inc................................       48,825          894,962
 CPAC, Inc.............................................       85,400          518,805
 CPB, Inc..............................................      107,000        3,275,805
 CPI Corp..............................................       84,600        1,446,660
 *Craig (Jenny), Inc...................................      247,800          755,790

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Craig Corp...........................................       51,700   $       98,230
 *Credence Systems Corp................................      114,760        1,903,295
 *Credit Acceptance Corp...............................      743,700        6,678,426
 *Crestline Capital Corp...............................       29,200          858,480
 *Criticare Systems, Inc...............................       91,000          394,940
 Crompton Corp.........................................      159,200        1,273,600
 *Cross (A.T.) Co. Class A.............................      234,300        1,241,790
 *Cross Media Marketing Corp...........................       12,222          110,976
 Crossman Communities, Inc.............................       37,000        1,026,010
 *Crown Cork & Seal Co., Inc...........................    1,310,000        1,323,100
 *Crown Crafts, Inc....................................      170,700           68,280
 *Crown Group, Inc.....................................       70,800          345,150
 *Crown-Andersen, Inc..................................       22,900          135,110
 *CSK Auto Corp........................................      523,000        4,414,120
 *CSP, Inc.............................................       40,800          145,452
 *CSS Industries, Inc..................................      186,500        5,276,085
 *CTB International Corp...............................       74,000          743,330
 Cubic Corp............................................      125,050        4,750,649
 Culp, Inc.............................................      201,218          754,567
 *Cumulus Media, Inc. Class A..........................      501,900        6,251,164
 *Curative Health Services, Inc........................      126,100        1,822,145
 Curtiss-Wright Corp...................................       94,900        4,023,760
 *Cutter & Buck, Inc...................................       31,200          134,940
 *Cyberoptics Corp.....................................       37,200          396,366
 *#Cybersource Corp....................................      124,500          240,907
 *Cybex International, Inc.............................      114,200          150,173
 *Cylink Corp..........................................       43,900          136,309
 *Cysive, Inc..........................................      367,200          875,772
 *Cytrx Corp...........................................       10,900            6,867
 *D A Consulting Group, Inc............................      119,200           36,952
 *Dairy Mart Convenience Stores, Inc...................        9,000               90
 *Daisytek International Corp..........................       65,500          826,282
 *Dan River, Inc. Class A..............................      452,200          257,754
 *Danielson Holding Corp...............................       57,300          211,437
 *Data I/O Corp........................................       90,600          151,755
 *Data Systems & Software, Inc.........................       91,400          504,071
 *#Datakey, Inc........................................        6,700           31,724
 *Dataram Corp.........................................       32,780          261,912
 *DataTRAK International, Inc..........................       59,200          211,640
 *Datum, Inc...........................................       85,400        1,095,255
 *Dave and Busters, Inc................................      182,140        1,121,982
 *DaVita, Inc..........................................       16,100          364,665
 *Dawson Geophysical Co................................       68,900          542,243
 *Daxor Corp...........................................       51,900          874,515
 Deb Shops, Inc........................................       97,000        2,376,985
 *Deckers Outdoor Corp.................................      117,000          444,600
 *Decora Industries, Inc...............................        4,200              126
 Decorator Industries, Inc.............................       24,232           95,716
 *Del Global Technologies Corp.........................      177,800          364,490
 *dELiA*s Corp. Class A................................      306,958        2,027,458
 Delphi Financial Group, Inc. Class A..................       39,033        1,297,847
 *Delta Apparel, Inc...................................       52,000        1,066,000
 *#Delta Financial Corp................................      144,900          152,145
 Delta Natural Gas Co., Inc............................       26,100          523,957
 *Delta Woodside Industries, Inc.......................      520,000          457,600
 Deltic Timber Corp....................................      108,400        2,860,676
 *Denali, Inc..........................................       69,500            5,907
 *Department 56, Inc...................................      107,100          909,279
 *Designs, Inc.........................................      182,300          483,095
 *Detrex Corp..........................................       12,800           62,080
 *Devcon International Corp............................       55,100          331,977
 *DevX Energy, Inc.....................................       27,400          199,746
                                                            SHARES             VALUE+
                                                            ------             ------

 *DiamondCluster International, Inc....................      119,500   $    1,188,427
 *Dianon Systems, Inc..................................       50,996        2,478,151
 *Diedrich Coffee, Inc.................................           13               54
 *Digex, Inc...........................................      158,900          505,302
 *Digi International, Inc..............................      339,200        1,836,768
 Dime Community Bancorp, Inc...........................      273,700        6,883,555
 Dimon, Inc............................................      890,500        5,512,195
 *Diodes, Inc..........................................       45,050          284,265
 *Ditech Communications Corp...........................      188,500          983,027
 *Diversified Corporate Resources, Inc.................        5,400            5,670
 *Dixie Group, Inc.....................................      187,919          902,011
 *Dixon Ticonderoga Co.................................       30,150           52,762
 *Docent, Inc..........................................       99,100          226,443
 *Dollar Thrifty Automotive Group, Inc.................      468,000        6,294,600
 *Dominion Homes, Inc..................................       76,400        1,124,608
 Donegal Group, Inc. Class A...........................       62,496          754,952
 Donegal Group, Inc. Class B...........................       31,248          304,980
 Donnelly Corp. Class A................................       78,525        1,060,087
 Downey Financial Corp.................................       23,413          838,185
 DQE, Inc..............................................        1,600           28,192
 *Dress Barn, Inc......................................      283,223        6,502,800
 *Drew Industries, Inc.................................       11,200          104,160
 *DT Industries, Inc...................................      222,000        1,296,480
 *Duckwall-Alco Stores, Inc............................      106,300          876,443
 *Ducommun, Inc........................................       42,600          423,870
 *Dura Automotive Systems, Inc.........................      311,763        2,755,985
 *DVI, Inc.............................................      243,500        4,141,935
 *Dwyer Group, Inc.....................................        9,200           31,786
 *Dynamics Research Corp...............................        1,036           15,312
 *#E Com Ventures, Inc.................................       27,000           16,200
 Eagle Bancshares, Inc.................................       75,900        1,072,087
 *Eagle Food Centers, Inc..............................       31,075           36,979
 *Eagle Point Software Corp............................       87,700          534,970
 Eastern Co............................................       29,400          377,790
 *#EasyLink Services Corp..............................        6,400            3,552
 *eBenX, Inc...........................................      328,600        1,233,893
 *eBT International, Inc...............................      285,300          895,842
 *ECC International Corp...............................      109,500          323,025
 Ecology & Environment, Inc. Class A...................       25,700          242,865
 *Ecometry Corp........................................        8,700           22,315
 Edelbrock Corp........................................       89,100          826,848
 *Edge Petroleum Corp..................................       44,300          187,167
 *Edgewater Technology, Inc............................      256,888          944,063
 *Educational Insights, Inc............................       49,300           15,529
 EFC Bancorp, Inc......................................        5,000           71,500
 *EFTC Corp............................................      325,500          683,550
 *#eGain Communications Corp...........................       49,563           79,549
 *El Paso Electric Co..................................       33,500          459,285
 *Elcom International, Inc.............................       18,300           26,992
 *Elcotel, Inc.........................................       11,900              208
 *Elder-Beerman Stores Corp............................      214,500          641,355
 *Electro Rent Corp....................................       77,200          994,722
 *Electroglas, Inc.....................................       86,500        1,230,462
 *Elite Information Group, Inc.........................      180,800        1,505,160
 *Elizabeth Arden, Inc.................................       26,700          381,943
 Ellett Brothers, Inc..................................       72,400          208,150
 *eLOT, Inc............................................      233,500            3,853
 *ELXSI Corp...........................................       27,900          198,787
 EMC Insurance Group, Inc..............................      124,900        1,998,400
 *Emcee Broadcast Products, Inc........................       50,000           45,000
 *Emcor Group, Inc.....................................       17,000          772,650
 *Emmis Broadcasting Corp. Class A.....................       33,800          560,404

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Empire District Electric Co...........................       16,400   $      328,820
 *EMS Technologies, Inc................................      110,550        1,788,699
 *#En Pointe Technologies, Inc.........................       48,500           99,182
 *Encad, Inc...........................................      241,900          468,076
 *Encompass Services Corp..............................      972,475        1,419,813
 *Encore Wire Corp.....................................      101,300        1,167,482
 Energen Corp..........................................      143,000        3,314,740
 *Enesco Group, Inc....................................      296,900        1,861,563
 Ennis Business Forms, Inc.............................        6,000           57,060
 *Enserch Exploration Corp.............................      848,618        1,569,943
 *#Entrada Networks, Inc...............................       44,280            5,978
 *Entravision Communications Corp......................      600,500        7,206,000
 *Entrust Technologies, Inc............................      142,500        1,133,587
 *Environmental Elements Corp..........................       14,500           55,825
 *Environmental Technologies Corp......................       35,800            6,265
 *ePlus, Inc...........................................       18,900          149,688
 *ePresence, Inc.......................................      297,800        1,085,481
 *Equity Marketing, Inc................................        4,100           49,405
 *Equity Oil Co........................................      180,300          338,062
 *Esco Technologies, Inc...............................      240,300        7,172,955
 Espey Manufacturing & Electronics Corp................        3,800           76,000
 *Essential Therapeutics, Inc..........................       66,100          228,375
 *Esterline Technologies Corp..........................      274,242        4,141,054
 *Ethyl Corp...........................................    1,110,500          932,820
 *Evans & Sutherland Computer Corp.....................      184,000        1,115,960
 *#Evergreen Solar, Inc................................       97,100          269,452
 *Evolving Systems, Inc................................        4,900            3,895
 *Exabyte Corp.........................................      373,100          449,585
 *#eXcelon Corp........................................       67,556           42,898
 #Exide Corp...........................................      303,800          236,964
 *Exponent, Inc........................................       91,400          922,226
 *Extended Stay America, Inc...........................      535,600        8,408,920
 *Extended Systems, Inc................................       21,500          142,222
 *Extensity, Inc.......................................      171,900          354,114
 *Ezcorp, Inc. Class A Non-Voting......................      246,000          346,860
 *E-Z-Em, Inc. Class A.................................       45,200          284,760
 *E-Z-Em, Inc. Class B.................................        3,843           23,058
 Fab Industries, Inc...................................       87,081        1,125,522
 *Fairchild Corp. Class A..............................      482,729        1,597,833
 Falcon Products, Inc..................................      148,500          839,025
 *#FalconStor Software, Inc............................       50,100          378,255
 *Fansteel, Inc........................................       91,700          279,685
 Farmer Brothers Co....................................          484          109,868
 *Faro Technologies, Inc...............................       18,200           40,495
 FBL Financial Group, Inc. Class A.....................      516,200        8,852,830
 *Featherlite Manufacturing, Inc.......................       27,900           27,621
 Fedders Corp..........................................       18,500           58,090
 Federal Screw Works...................................        2,500           86,875
 *#Federal-Mogul Corp..................................    1,511,600        1,541,832
 *FEI Co...............................................      145,450        4,264,594
 FFLC Bancorp..........................................       50,833        1,029,368
 *Fibermark, Inc.......................................      110,350          572,716
 *Fiberstars, Inc......................................       12,900           40,119
 Fidelity Bancorp, Inc.................................       32,700          894,181
 Fidelity Bankshares, Inc..............................       19,332          289,690
 *Fidelity Federal Bancorp.............................       20,000           49,500
 Fidelity National Corp................................      102,000          673,200
 *Finish Line, Inc. Class A............................      336,500        4,361,040
 *Finishmaster, Inc....................................      120,000        1,005,000
 *Finlay Enterprises, Inc..............................       50,800          501,650
 *Finova Group, Inc....................................      819,400          491,640
                                                            SHARES             VALUE+
                                                            ------             ------

 *Firebrand Financial Group, Inc.......................       86,400   $       21,600
 First American Financial Corp.........................       10,000          178,500
 *First Aviation Services, Inc.........................        9,000           37,575
 First Bancorp.........................................       60,469        1,325,178
 First Bell Bancorp, Inc...............................       59,600          829,334
 *First Cash, Inc......................................      131,900          976,060
 First Charter Corp....................................       13,700          239,270
 *First Cincinati, Inc.................................       50,500               50
 First Citizens Bancshares, Inc........................        5,700          530,926
 First Defiance Financial Corp.........................      131,000        1,929,630
 First Essex Bancorp...................................       95,700        2,737,977
 First Federal Bancshares of Arkansas, Inc.............       60,200        1,372,560
 First Federal Capital Corp............................      131,220        1,957,802
 First Financial Holdings, Inc.........................      100,500        2,394,412
 First Indiana Corp....................................       92,906        2,315,218
 *First Investors Financial Services Group, Inc........      126,700          399,105
 First Keystone Financial, Inc.........................       38,800          534,276
 *First Mariner Bank Corp..............................       43,600          350,326
 First Midwest Financial, Inc..........................       27,000          369,090
 First Niagara Financial Group, Inc....................       61,700        1,002,933
 First Oak Brook Bancshares, Inc. Class A..............       29,000          653,805
 First Place Financial Corp............................       90,945        1,450,573
 *First Republic Bank..................................      192,678        4,177,259
 First Sentinel Bancorp, Inc...........................      333,000        4,117,545
 FirstBank NW Corp.....................................       11,600          207,060
 FirstFed America Bancorp, Inc.........................       14,900          261,197
 *FirstFed Financial Corp..............................      331,200        7,932,240
 *Firstwave Technologies, Inc..........................       15,233           19,194
 *#Fischer Imaging Corp................................       59,700          956,692
 Flag Financial Corp...................................       27,550          226,185
 Flagstar Bancorp, Inc.................................      218,850        4,810,323
 *Flander Corp.........................................      579,000        1,198,530
 Fleetwood Enterprises, Inc............................      580,100        7,280,255
 #Fleming Companies, Inc...............................      247,197        6,402,402
 Flexsteel Industries, Inc.............................       90,400          946,940
 Florida Rock Industries, Inc..........................       10,200          313,650
 *#Florsheim Group, Inc................................      120,800           27,180
 *Flour City International, Inc........................        2,400            1,836
 Flushing Financial Corp...............................      205,875        3,214,738
 FNB Financial Services Corp...........................       11,900          166,362
 *FOCUS Enhancements, Inc..............................       50,460           60,300
 *Foodarama Supermarkets, Inc..........................       13,400          561,795
 Foothill Independent Bancorp..........................       49,025          678,996
 *Forest Oil Corp......................................       42,005        1,093,810
 *Fortune Financial, Inc...............................       86,300               86
 *Foster (L.B.) Co. Class A............................      169,900          793,433
 Foster Wheeler, Ltd...................................      927,100        4,895,088
 *#FPIC Insurance Group, Inc...........................      168,300        2,330,113
 Frankfort First Bancorp, Inc..........................       25,650          423,097
 Franklin Bank National Associaton.....................       49,283          839,043
 *Franklin Covey Co....................................      352,700        2,186,740
 *Franklin Electronic Publishers, Inc..................      112,300          149,359
 Freds, Inc. Class A...................................       80,912        2,692,751
 Fremont General Corp..................................    1,235,700        7,302,987
 Frequency Electronics, Inc............................       86,000        1,203,140
 *Fresh America Corp...................................       32,200            4,508
 Fresh Brands, Inc.....................................       15,300          255,280
 *#Fresh Choice, Inc...................................       65,100          191,068
 *#Friede Goldman Halter, Inc..........................      553,645          124,570

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Friedman Billings Ramsey Group, Inc. Class A.........      233,300   $    1,049,850
 Friedman Industries, Inc..............................      108,195          276,979
 Friedmans, Inc. Class A...............................      240,500        2,151,272
 Frisch's Restaurants, Inc.............................       92,392        1,293,488
 *Frozen Food Express Industries, Inc..................      328,600          701,561
 FSF Financial Corp....................................        9,400          164,030
 *FSI International, Inc...............................      325,000        2,518,750
 *FTI Consulting, Inc..................................       10,200          333,336
 GA Financial, Inc.....................................       75,100        1,269,190
 *Gadzooks, Inc........................................      117,900        1,323,427
 Gainsco, Inc..........................................      407,700          701,244
 *#Galey & Lord, Inc...................................      272,200           84,382
 *GameTech International, Inc..........................       58,900          242,668
 Garan, Inc............................................       58,000        2,375,100
 *Garden Fresh Restaurant Corp.........................       69,700          424,473
 *#Gart Sports Co......................................       55,687        1,168,592
 *Gaylord Entertainment Co.............................      370,600        8,675,746
 GBC Bancorp...........................................       50,400        1,380,456
 *#GC Companies, Inc...................................      135,900           33,295
 *Geerling & Wade, Inc.................................       27,500           27,637
 *Gehl Co..............................................      117,800        1,675,705
 Gencorp, Inc..........................................      297,900        3,798,225
 *General Binding Corp.................................       19,400          174,212
 General Cable Corp....................................      203,800        2,445,600
 *General Communications, Inc. Class A.................      851,000        8,446,175
 *#General Datacomm Industries, Inc....................       20,100              653
 *Genesee & Wyoming, Inc...............................       58,950        1,763,784
 *Genlyte Group, Inc...................................       91,600        2,567,090
 *Genomica Corp........................................      182,600          789,745
 *GenStar Therapeutics Corp............................        5,600           14,560
 *#Gensym Corp.........................................       44,800           26,880
 *Gentiva Health Services, Inc.........................       70,175        1,434,377
 *Genzyme Transgenics Corp.............................        1,700            8,466
 *Gerber Childrenswear, Inc............................       49,900          317,364
 Gerber Scientific, Inc................................      397,700        3,937,230
 *Giant Group, Ltd.....................................       50,600           27,071
 *Giant Industries, Inc................................      191,600        1,689,912
 Gibraltar Steel Corp..................................      143,100        2,682,409
 *Giga-Tronics, Inc....................................       28,800          112,176
 *G-III Apparel Group, Ltd.............................       98,600          595,544
 *Gish Biomedical, Inc.................................       47,900           40,475
 Glatfelter (P.H.) Co..................................      677,200        9,914,208
 *Glenayre Technologies, Inc...........................    1,007,600        1,284,690
 *Global Imaging Systems, Inc..........................        8,200          109,839
 *#GlobeSpan, Inc......................................        1,800           23,463
 *#GoAmerica, Inc......................................      601,000          495,825
 Golden Enterprises, Inc...............................       17,200           64,500
 *Golden State Vintners, Inc...........................       86,500          441,150
 *Good Guys, Inc.......................................      326,100        1,180,482
 *Goodys Family Clothing, Inc..........................      455,300        1,962,343
 Gorman-Rupp Co........................................       44,000        1,104,400
 *Gottschalks, Inc.....................................      231,700          576,933
 *GP Strategies Corp...................................      222,665          601,195
 *#Gradco Systems, Inc.................................       66,050           14,861
 *Graham Corp..........................................       27,150          333,945
 Granite Construction, Inc.............................       25,700          627,080
 Granite State Bankshares, Inc.........................       22,800          517,446
 *Graphic Packaging International Corp.................      630,600        3,651,174
 Gray Communications Systems, Inc......................       41,150          518,490
                                                            SHARES             VALUE+
                                                            ------             ------

 Great American Financial Resources, Inc...............       95,000   $    1,748,950
 *Great Atlantic & Pacific Tea Co., Inc................      633,500       15,172,325
 *Greenbriar Corp......................................       10,700            2,140
 Greenbrier Companies, Inc.............................      247,900        1,829,502
 *Griffin Land & Nurseries, Inc. Class A...............       25,000          315,625
 *Griffon Corp.........................................      529,980        7,446,219
 *Group 1 Automotive, Inc..............................       62,100        1,936,278
 *Group 1 Software, Inc................................       25,350          339,056
 *GTSI Corp............................................      153,400          954,915
 Guaranty Federal Bancshares, Inc......................       15,300          214,123
 *Guaranty Financial Corp..............................       22,000          182,050
 *Guilford Mills, Inc..................................      433,000          155,880
 *Gulfmark Offshore, Inc...............................      103,800        2,750,700
 *Gundle/SLT Environmental, Inc........................      250,800          621,984
 *Gymboree Corp........................................      223,200        2,623,716
 Haggar Corp...........................................      107,325        1,281,997
 *Halifax Corp.........................................       24,000           73,920
 *Hall Kinion Associates, Inc..........................       12,000           83,820
 *Hallwood Group, Inc..................................          100              550
 *Ha-Lo Industries, Inc................................      402,300           23,333
 *#Hamilton Bancorp, Inc...............................       13,000           29,900
 *Hampshire Group, Ltd.................................       19,100          217,358
 *Hampton Industries, Inc..............................       79,094           27,683
 Hancock Fabrics, Inc..................................      237,100        3,260,125
 Hancock Holding Co....................................        1,600           67,112
 *Handleman Co.........................................      478,836        6,588,783
 *Hanger Orthopedic Group, Inc.........................      311,000        1,897,100
 Harbor Florida Bancshares, Inc........................       14,700          240,492
 Hardinge Brothers, Inc................................      155,200        1,628,824
 *Harken Energy Corp...................................       14,900           18,029
 Harleysville Group, Inc...............................      460,200       11,102,325
 *Harmonic Lightwaves, Inc.............................        9,100          110,838
 *Harolds Stores, Inc..................................        2,000            3,650
 *Harris Interactive, Inc..............................       21,400           46,117
 *Hartmarx Corp........................................      696,000        1,252,800
 *Hastings Entertainment, Inc..........................      174,000          874,350
 *Hastings Manufacturing Co............................        1,700            8,942
 *Hathaway Corp........................................       45,300          119,365
 *Hauser, Inc..........................................       42,275           17,967
 Haverty Furniture Co., Inc............................      280,200        4,273,050
 *Hawaiian Airlines, Inc...............................      568,200        1,420,500
 *Hawk Corp............................................      191,000          563,450
 *Hawker Pacific Aerospace.............................       84,000          189,420
 *Hawthorne Financial Corp.............................       85,700        1,632,156
 *#Hayes Lemmerz International, Inc....................        9,000            7,200
 *Headway Corporate Resources, Inc.....................      113,200           48,676
 *Health Management Systems, Inc.......................      276,400          519,632
 *Health Risk Management, Inc..........................       72,700               73
 *Healthcare Recoveries, Inc...........................       97,700          435,253
 *Healthcare Services Group, Inc.......................      192,300        1,776,852
 *Healthcor Holdings, Inc..............................       65,300              424
 *Hector Communications Corp...........................        9,500          148,200
 *HEI, Inc.............................................        1,300           10,218
 Heico Corp............................................       14,900          216,795
 Heico Corp. Class A...................................        3,129           37,736
 #Herbalife International, Inc. Class A................        8,500          112,880
 *Hercules, Inc........................................      219,100        2,212,910
 Heritage Financial Corp...............................       24,100          279,560
 *Herley Industries, Inc...............................       31,399          420,596
 *Hexcel Corp..........................................      599,250        1,546,065
 HF Financial Corp.....................................       52,150          621,889

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *High Plains Corp.....................................      260,300   $    1,457,680
 *Highlands Insurance Group, Inc.......................      226,410           56,602
 *Hirsch International Corp. Class A...................       90,000           45,900
 *Hi-Tech Pharmacal, Inc...............................       55,900          536,360
 *HMI Industries, Inc..................................       27,800           26,549
 HMN Financial, Inc....................................       70,000        1,106,000
 *Hoenig Group, Inc....................................      104,700        1,086,262
 *Holiday RV Superstores, Inc..........................       70,700           74,235
 Hollinger International, Inc. Class A.................       10,000          108,500
 Holly Corp............................................      237,800        4,463,506
 *#Hollywood Casino Corp. Class A......................       32,800          297,496
 *Hollywood Entertainment Corp.........................      611,100        9,129,834
 *Hollywood Media Corp.................................       59,500          237,702
 *Hologic, Inc.........................................      314,500        3,344,707
 Home Federal Bancorp..................................       34,875          634,551
 *Home Products International, Inc.....................      125,550          453,863
 *Homegold Financial, Inc..............................       50,000           21,250
 *Homeland Holding Corp................................        6,900              147
 *#HomeStore.com, Inc..................................       51,200          188,160
 *Hoover's, Inc........................................        3,700           11,673
 Horizon Financial Corp................................      115,994        1,475,444
 *Horizon Health Corp..................................      122,400        1,575,900
 *Horizon Offshore, Inc................................      265,000        1,900,050
 *Horizon Organic Holding Corp.........................       92,400        1,225,686
 *Horizon Pharmacies, Inc..............................       38,200            8,022
 *#House2Home, Inc.....................................      839,650            5,038
 *Houston Exploration Co...............................      249,600        7,600,320
 *Hovnanian Enterprises, Inc. Class A..................      362,913        5,011,829
 #Howell Corp..........................................      112,140        1,122,521
 *HPSC, Inc............................................       47,200          375,948
 *Hub Group, Inc. Class A..............................      109,500        1,087,882
 *Hudson Hotels Corp...................................        4,766            1,549
 Hudson River Bancorp, Inc.............................      186,500        4,129,110
 *#Hudson Technologies, Inc............................       54,900          161,680
 *Huffy Corp...........................................      180,400          997,612
 Hughes Supply, Inc....................................      394,650       10,596,352
 *Hunt (J.B.) Transport Services, Inc..................      673,500       11,991,667
 Hunt Corp.............................................      157,850        1,033,917
 *Huntco, Inc. Class A.................................       92,600           18,057
 *Hurco Companies, Inc.................................       92,800          228,288
 *Hurry, Inc...........................................       46,100           54,628
 *Hutchinson Technology, Inc...........................      542,300       11,407,280
 *Hycor Biomedical, Inc................................       61,600          368,676
 *Hypercom Corp........................................      271,000        1,718,140
 *Hyseq, Inc...........................................      142,500        1,173,487
 *#iBasis, Inc.........................................       57,400           71,463
 Iberiabank Corp.......................................      107,800        2,933,777
 *Ico, Inc.............................................      264,300          310,552
 *ICT Group, Inc.......................................       48,500          772,847
 *IDT Corp.............................................      176,300        2,380,050
 *IDT Corp. Class B....................................      118,400        1,408,960
 *IEC Electronics Corp.................................      134,000           67,670
 *IFR Systems, Inc.....................................      148,500          118,057
 *iGate Capital Corp...................................      487,500        2,025,562
 *IHOP Corp............................................       69,900        1,978,170
 *II-VI, Inc...........................................      206,600        3,358,283
 Ikon Office Solutions, Inc............................    1,641,500       17,596,880
 *Imation Corp.........................................      195,400        4,236,272
 IMC Global, Inc.......................................      592,900        6,966,575
 IMCO Recycling, Inc...................................      349,700        2,311,517
 *Immucor, Inc.........................................      168,900        1,129,941
 *#Imperial Credit Industries, Inc.....................      714,500          296,517
                                                            SHARES             VALUE+
                                                            ------             ------

 *#Imperial Sugar Co...................................        1,745   $       12,520
 *Impreso.com, Inc.....................................        6,500           15,437
 Independence Holding Co...............................       57,860          937,332
 Independent Bank East.................................       83,907        2,307,442
 *Industrial Distribution Group, Inc...................      178,900          275,506
 *Industrial Holdings, Inc.............................        8,800            7,920
 *Infinium Software, Inc...............................       74,400           99,324
 *Infocrossing, Inc....................................       23,000          105,570
 *InFocus Corp.........................................       78,400        1,769,488
 *Infogrames, Inc......................................       11,280           86,292
 *Information Resources, Inc...........................      537,000        4,379,235
 *InforMax, Inc........................................      102,100          318,552
 *InfoSpace, Inc.......................................       53,700          109,279
 Ingles Market, Inc. Class A...........................      211,100        2,559,587
 *Innotrac Corp........................................      174,300        1,315,965
 *Innovative Clinical Solutions, Ltd...................        8,426            1,432
 *Innoveda, Inc........................................      302,600          305,626
 *Innovex, Inc.........................................      174,800          593,446
 *#Inprimis, Inc.......................................       98,500            5,664
 *Input/Output, Inc....................................      660,800        5,154,240
 *Insignia Financial Group, Inc........................      446,332        4,543,660
 *Insilco Holding Co...................................          432              518
 *Insituform East, Inc.................................       31,200           38,064
 *Inspire Insurance Solutions, Inc.....................      273,200          103,816
 *Insteel Industries, Inc..............................      123,800           74,280
 *Insurance Auto Auctions, Inc.........................      177,700        2,589,977
 *Insurance Management Solutions, Inc..................       19,600           50,960
 *#InsWeb Corp.........................................       97,800           70,905
 *INT Media Group, Inc.................................       74,200          160,272
 *Integra, Inc.........................................      104,800          188,640
 *IntegraMed America, Inc..............................       58,400          392,740
 *Integrated Electrical Services, Inc..................      637,100        2,599,368
 *Integrated Information Systems, Inc..................       52,100           24,747
 *Integrated Silicon Solution, Inc.....................      138,100        1,599,888
 *Integrated Telecom Express, Inc......................        8,200           12,300
 *Intelligent Systems Corp.............................       52,375          160,791
 *Intelligroup, Inc....................................       80,700           73,437
 *Inter Parfums, Inc...................................      230,100        1,766,017
 Interactive Data Corp.................................       34,500          463,162
 Interface, Inc. Class A...............................      752,000        3,696,080
 *Intergraph Corp......................................      620,700        7,529,091
 *Interland, Inc.......................................       50,700          118,131
 *Interlinq Software Corp..............................       74,100          141,160
 *Intermagnetics General Corp..........................      105,931        2,469,781
 Intermet Corp.........................................      410,200        1,310,589
 *Internap Network Services Corp.......................    1,175,000        1,321,875
 *International Aircraft Investors.....................       38,500           73,920
 International Aluminum Corp...........................       48,900        1,061,130
 *International FiberCom, Inc..........................       94,000           28,670
 International Multifoods Corp.........................      398,000        9,082,360
 *International Remote Imaging Systems, Inc............        6,200           16,678
 International Shipholding Corp........................       80,450          506,835
 *International Speciality Products, Inc...............      543,490        4,510,967
 *International Total Services, Inc....................       74,900            6,366
 *Internet Commerce Corp...............................       50,000          192,250
 *Internet Pictures Corp...............................        2,000            4,270
 Interpool, Inc........................................      591,600        9,465,600
 *Interstate National Dealers Services, Inc............        3,900           19,461
 *Intervisual Books, Inc. Class A......................        9,900            7,227

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Intest Corp..........................................        8,500   $       27,328
 *Intevac, Inc.........................................        5,100           14,280
 *Intrusion.com, Inc...................................      119,600          230,230
 Investors Title Co....................................       18,200          264,901
 *Invivo Corp..........................................       48,500          601,157
 *Iomega Corp..........................................       20,500          139,400
 *Ionics, Inc..........................................      204,900        5,563,035
 *Iridex Corp..........................................       74,300          341,780
 *Isco, Inc............................................       91,100          753,852
 *I-Sector Corporation.................................       68,500           58,567
 *Isle of Capri Casinos, Inc...........................      293,000        3,801,675
 *#Isolyser Co., Inc...................................      597,600        1,180,260
 *IT Group, Inc .......................................      410,379          451,417
 *ITC Learning Corp....................................       49,200            4,428
 *ITLA Capital Corp....................................      154,400        2,911,212
 *ITXC Corp............................................      193,700        1,465,340
 *J & J Snack Foods Corp...............................      170,100        4,065,390
 *J Net Enterprises, Inc...............................      111,400          236,168
 *J. Alexander's Corp..................................       89,900          200,027
 *J. Jill Group, Inc...................................      168,300        3,321,400
 Jacksonville Bancorp, Inc.............................       16,200          330,318
 *Jaclyn, Inc..........................................       26,900           59,180
 *Jaco Electronics, Inc................................      105,669          452,263
 *Jacobson Stores, Inc.................................       82,750          177,913
 *Jakks Pacific, Inc...................................       34,400          859,484
 *JDA Software Group, Inc..............................       52,000          873,860
 Jefferies Group, Inc..................................       54,100        1,912,435
 *JLM Industries, Inc..................................      128,200          234,606
 *Jo-Ann Stores, Inc. Class A..........................       35,700          242,760
 *Jo-Ann Stores, Inc. Class B..........................       35,700          223,125
 *Johnson Outdoors, Inc................................      127,000          904,875
 *Jos. A. Bank Clothiers, Inc..........................      122,150          985,140
 *JPM Co...............................................       97,200            9,477
 *JPS Industries, Inc..................................       28,000          138,740
 *Jupiter Media Metrix, Inc............................       85,800          135,993
 K Swiss, Inc. Class A.................................       59,000        1,886,525
 *K2, Inc..............................................      321,280        2,682,688
 *Kadant, Inc..........................................       85,000        1,170,450
 *Kaiser Aluminum Corp.................................    1,549,565        2,882,191
 Kaman Corp. Class A...................................      460,100        6,728,963
 *Kana Software, Inc...................................       20,265           36,578
 *Kansas City Southern Industries, Inc.................       58,300          809,204
 *Kasper A.S.L., Ltd...................................       59,900           12,579
 Katy Industries, Inc..................................      139,300          445,760
 *KBK Capital Corp.....................................       56,600          124,520
 *#KCS Energy, Inc.....................................      183,900          533,310
 *Keith Companies, Inc.................................        8,900           75,873
 *#Kellstrom Industries, Inc...........................      190,200           29,481
 Kellwood Co...........................................      448,218        9,919,064
 *Kendle International, Inc............................      127,600        2,092,640
 Kennametal, Inc.......................................       91,500        3,651,765
 *Kennedy-Wilson, Inc..................................        5,100           18,080
 *Kentucky Electric Steel, Inc.........................       32,600           13,855
 Kentucky First Bancorp, Inc...........................       11,600          148,480
 *Kevco, Inc...........................................      138,800            1,735
 Kewaunee Scientific Corp..............................       30,800          272,580
 *Key Energy Group, Inc................................      110,500          911,625
 *Key Production Co., Inc..............................      156,092        2,450,644
 *Key Technology, Inc..................................       55,800          171,864
 *Key Tronic Corp......................................      181,200          472,932
 *Key3Media Group, Inc.................................      163,000          748,170
 *Keynote Systems, Inc.................................       82,100          642,433
                                                            SHARES             VALUE+
                                                            ------             ------

 *Keystone Automotive Industries, Inc..................      288,680   $    4,536,606
 *Keystone Consolidated Industries, Inc................      147,849          153,763
 *kforce.com, Inc......................................      642,578        3,116,503
 Kimball International, Inc. Class B...................      293,500        4,204,388
 *Kimmins Corp.........................................       16,000            4,080
 *Kinark Corp..........................................       73,400           62,390
 *Kit Manufacturing Co.................................       11,100           25,530
 *Kitty Hawk, Inc......................................       90,900            1,591
 Klamath First Bancorp, Inc............................      145,600        1,923,376
 Knape & Vogt Manufacturing Co.........................       37,434          381,640
 *Koala Corp...........................................       15,900           13,515
 *#Komag, Inc..........................................    1,656,840           82,014
 *Korn/Ferry International.............................       50,300          432,580
 #Koss Corp............................................          400            7,262
 *Kroll, Inc...........................................      403,400        5,772,654
 *K-Tron International, Inc............................        6,300           67,095
 *Kulicke & Soffa Industries, Inc......................      197,000        3,103,735
 *Kushner-Locke Co.....................................       68,900            2,412
 *KVH Industries, Inc..................................       51,800          309,505
 *LabOne, Inc..........................................      145,750        2,135,238
 *LaCrosse Footwear, Inc...............................       29,400          120,834
 *Ladish Co., Inc......................................      252,200        2,252,146
 *Lakeland Industries, Inc.............................        6,100           56,120
 *Lakes Gaming, Inc....................................       89,925          598,001
 *Lamson & Sessions Co.................................      225,900          772,578
 *Lancer Corp..........................................       94,400          426,688
 *Landair Corp.........................................       25,800          220,977
 Landamerica Financial Group, Inc......................      255,312        6,255,144
 Landrys Seafood Restaurants, Inc......................      476,835        9,369,808
 *Larscom, Inc.........................................       59,200           71,040
 *Laser Vision Centers, Inc............................      150,600          357,675
 *#LaserSight Corp.....................................       31,300           27,857
 Lawson Products, Inc..................................      250,000        6,671,250
 *Layne Christensen Co.................................      194,500        1,525,853
 *Lazare Kaplan International, Inc.....................      132,300          747,495
 La-Z-Boy, Inc.........................................      102,949        2,161,929
 *LeadingSide, Inc.....................................       69,600              348
 *Leapnet, Inc.........................................       31,137           57,292
 *#Learn2 Corp.........................................       28,697            4,018
 *Lechters, Inc........................................      263,400            1,449
 Ledger Capital Corp...................................       36,000          612,000
 Lennox International, Inc.............................      271,000        2,520,300
 Lesco, Inc............................................       83,900          595,690
 *#Level 8 Systems, Inc................................       23,566           40,887
 *Liberate Technologies, Inc...........................       51,400          472,366
 Liberty Bancorp, Inc..................................        2,800           33,460
 Liberty Corp..........................................       77,300        3,223,410
 *LIFE Financial Corp..................................       26,840           45,225
 Lifetime Hoan Corp....................................      158,600          869,128
 *LightPath Technologies, Inc..........................       92,300          329,050
 Lillian Vernon Corp...................................      122,600          925,630
 *Lipid Sciences, Inc..................................       87,400          747,270
 *Liquid Audio, Inc....................................      220,200          518,571
 *Lithia Motors, Inc. Class A..........................       50,700          988,650
 *LMI Aerospace, Inc...................................       24,700           99,665
 LNR Property Corp.....................................      407,100       11,643,060
 *Lodgenet Entertainment Corp..........................       26,000          418,340
 *#Lodgian, Inc........................................      388,300           46,596
 *Loews Cineplex Entertainment Corp....................    1,023,300          117,680
 *Logic Devices, Inc...................................      105,500          321,775
 Lone Star Steakhouse & Saloon, Inc....................      517,300        7,242,200

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Longs Drug Stores Corp................................       34,300   $      785,813
 Longview Fibre Co.....................................      521,340        6,203,946
 Louisiana-Pacific Corp................................      277,400        2,130,432
 LSB Corp..............................................        3,500           44,188
 *LTX Corp.............................................      151,800        3,236,376
 *Luby's Cafeterias, Inc...............................      463,400        3,290,140
 Lufkin Industries, Inc................................       95,200        2,475,200
 *Lydall, Inc..........................................      294,900        2,854,632
 *Lynch Corp...........................................        6,200          111,600
 *M & F Worldwide Corp.................................      284,100        1,284,132
 *M.H. Meyerson & Co., Inc.............................       94,700           85,704
 *Mac-Gray Corp........................................      297,200          916,862
 *Mackie Designs, Inc..................................        1,000            4,200
 *Made2Manage Systems, Inc.............................       89,000          367,125
 *Magellan Health Services, Inc........................      366,700        3,868,685
 *Magna Entertainment Corp.............................       48,800          286,700
 *Magnetek, Inc........................................      393,000        3,572,370
 *Magnum Hunter Resources, Inc.........................       48,700          413,950
 *MAII Holdings, Inc...................................      108,700          192,399
 *Mail-Well, Inc.......................................      484,800        1,914,960
 *Main Street & Main, Inc..............................      128,400          678,594
 Main Street Bancorp, Inc..............................       39,100          590,019
 *Mallon Resources Corp................................       46,100          146,137
 *Manchester Technologies, Inc.........................      184,200          433,791
 *Manning (Greg) Auctions, Inc.........................          500              818
 Marcus Corp...........................................      302,000        4,179,680
 Marine Products Corp..................................       97,800          400,980
 *MarineMax, Inc.......................................       17,600          138,160
 *Marisa Christina, Inc................................       94,000           78,490
 Maritrans, Inc........................................      192,100        1,901,790
 *MarketWatch.com, Inc.................................       20,200           77,063
 *MarkWest Hydrocarbon, Inc............................      155,500          901,900
 *Marlton Technologies, Inc............................      103,700           43,554
 Marsh Supermarkets, Inc. Class A......................       42,900          593,093
 Marsh Supermarkets, Inc. Class B......................       56,900          742,545
 Massbank Corp.........................................       40,266        1,455,616
 *Mastec, Inc..........................................      187,100        1,019,695
 *Matec Corp...........................................       10,350           50,405
 *Material Sciences Corp...............................      346,767        3,391,381
 *Matlack Systems, Inc.................................      144,592              651
 *Matria Healthcare, Inc...............................      135,425        3,468,911
 *Matrix Bancorp, Inc..................................        5,000           52,975
 *Matrix Pharmaceutical, Inc...........................      172,200          195,447
 *Matrix Service Co....................................      154,300        1,065,442
 *Mattson Technology, Inc..............................      266,265        1,955,716
 *Maverick Tube Corp...................................       31,000          325,190
 *Max & Ermas Restaurants, Inc.........................       41,900          502,800
 *Maxco, Inc...........................................       38,500          221,375
 *Maxicare Health Plans, Inc...........................       44,800              560
 *Maxim Pharmaceuticals, Inc...........................       36,600          249,612
 *Maxtor Corp..........................................       22,332          131,759
 *Maxwell Shoe Company, Inc............................       78,900        1,127,481
 *Maxwell Technologies, Inc............................       10,900          113,960
 *Maxxam, Inc..........................................      100,700        1,913,300
 *Maynard Oil Co.......................................       53,500        1,013,825
 *Mayor's Jewelers, Inc................................      386,800          541,520
 *Mazel Stores, Inc....................................      182,100          408,815
 *MB Financial, Inc....................................       36,800          949,256
 *McClain Industries, Inc..............................          600              915
 McGrath Rent Corp.....................................      114,500        2,883,683
 *MCK Communications, Inc..............................      192,900          270,060
 McRae Industries, Inc. Class A........................        1,000            5,740
                                                            SHARES             VALUE+
                                                            ------             ------

 *#MCSI, Inc...........................................      190,500   $    3,948,113
 MDC Holdings, Inc.....................................      470,276       16,831,178
 *Meadow Valley Corp...................................       44,064           88,569
 Meadowbrook Insurance Group, Inc......................      193,700          368,030
 *Mechanical Dynamics, Inc.............................        8,600           83,764
 Medford Bancorp, Inc..................................      103,600        2,110,850
 *Media 100, Inc.......................................       18,200           26,117
 *#Media Arts Group, Inc...............................      117,700          341,330
 Media General, Inc. Class A...........................       23,200        1,067,896
 *Medialink Worldwide, Inc.............................       53,600          175,004
 *Medical Resources, Inc...............................       62,918              440
 *Medicore, Inc........................................       58,600          102,257
 *Medstone International, Inc..........................       75,700          341,407
 *#MEMC Electronic Materials, Inc......................      341,600        1,281,000
 *#Mercator Software, Inc..............................       23,000          170,315
 Merchants Group, Inc..................................       25,600          582,400
 *Mercury Air Group, Inc...............................       15,300           71,910
 *Meridian Medical Technology, Inc.....................        1,000           18,550
 *Meridian Resource Corp...............................       67,300          225,455
 *Merisel, Inc.........................................        3,600            7,848
 *MeriStar Hotels & Resorts, Inc.......................      163,100          119,063
 *Merit Medical Systems, Inc...........................        8,800          128,832
 *Merix Corp...........................................        1,800           33,696
 *Merrimac Industries, Inc.............................       25,270          228,441
 *Mesa Air Group, Inc..................................      280,200        1,926,375
 *Mesa Labs, Inc.......................................       17,000          101,660
 *Mesaba Holdings, Inc.................................        5,100           35,547
 *Mestek, Inc..........................................       13,500          324,000
 *Meta Group, Inc......................................       11,400           21,318
 Metals USA, Inc.......................................      619,040           99,046
 *Metatec Corp. Class A................................      126,000           47,880
 *#Metrocall, Inc......................................      390,510           15,230
 *Metromedia International Group, Inc..................    1,083,000        1,104,660
 MFB Corp..............................................       19,200          393,696
 *MFRI, Inc............................................       63,600          193,980
 MI Schottenstein Homes, Inc...........................      187,600        7,689,724
 *Michael Anthony Jewelers, Inc........................       98,500          283,680
 *Michaels Stores, Inc.................................       20,700          621,932
 *Micro Component Technology, Inc......................       21,000           42,315
 *Micro Linear Corp....................................      189,700          576,688
 MicroFinancial, Inc...................................       40,000          395,600
 *Micros to Mainframes, Inc............................        6,200            8,680
 Mid America Banccorp..................................       91,388        2,951,832
 Midas, Inc............................................      232,900        2,899,605
 Middleby Corp.........................................      170,000          912,900
 Middlesex Water Co....................................        7,500          252,338
 Midland Co............................................       21,400          865,737
 *Midway Airlines Corp.................................      156,700           27,423
 *Midwest Express Holdings, Inc........................        4,500           54,900
 Midwest Grain Products, Inc...........................      124,300        1,497,194
 *Mikohn Gaming Corp...................................      131,900          976,720
 Milacron, Inc.........................................      268,300        3,748,151
 Millennium Chemicals, Inc.............................      662,250        7,774,815
 *Miller Industries, Inc...............................      138,510          429,381
 *Millerbuilding Systems Escrow Shares.................       46,200           13,860
 *Miltope Group, Inc...................................       53,600           92,996
 *MIM Corp.............................................          100            1,218
 Mine Safety Appliances Co.............................       90,400        3,317,680
 Minuteman International, Inc..........................        9,000           77,985
 *MIPS Technologies, Inc...............................       15,100          141,714
 *Mission Resources Corp...............................      148,500          507,128
 *Mississippi Chemical Corp............................      494,900        1,598,527

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Mitcham Industries, Inc..............................      144,500   $      704,438
 *Modis Professional Services, Inc.....................    1,295,400        7,448,550
 *Modtech Holdings, Inc................................       89,100          787,199
 *Monarch Casino and Resort, Inc.......................        5,200           40,482
 *Monarch Dental Corp..................................       23,066           52,014
 *Monro Muffler Brake, Inc.............................      101,130        1,302,049
 *Montana Power Co.....................................       10,400           49,608
 *Monterey Bay Bancorp, Inc............................       44,500          637,463
 Mony Group, Inc.......................................       11,012          344,896
 *Moog, Inc. Class A...................................      149,775        3,097,347
 *Moog, Inc. Class B...................................       19,200          528,000
 *Moore Handley, Inc...................................        2,000            4,380
 *Moore Medical Corp...................................       43,300          320,420
 *Mother's Work, Inc...................................       67,000          533,655
 *Motient Corp.........................................        5,700            2,879
 *Motor Car Parts & Accessories, Inc...................       71,200          229,620
 Movado Group, Inc.....................................      178,150        3,295,775
 *Movie Gallery, Inc...................................       30,300          756,440
 *#Mpower Holding Corp.................................       12,300            6,212
 *MRV Communications, Inc..............................      456,500        2,182,070
 *#MTI Technology Corp.................................        6,000           11,130
 MTS Systems Corp......................................      370,010        3,935,056
 Mueller (Paul) Co.....................................        6,100          179,889
 *Multex.com, Inc......................................      494,200        2,799,643
 *Multi Color Corp.....................................        6,000          135,810
 Myers Industries, Inc.................................       17,781          220,484
 *NABI, Inc............................................      525,700        4,768,099
 Nacco Industries, Inc. Class A........................      115,600        6,450,480
 *Napco Security Systems, Inc..........................       52,300          304,648
 Nash Finch Co.........................................      232,680        5,783,261
 *Nashua Corp..........................................      118,000          592,360
 *#Nastech Pharmaceutical Co., Inc.....................       94,600        1,147,025
 *Nathans Famous, Inc..................................      112,300          390,804
 *National Equipment Services, Inc.....................      273,100          327,720
 *National Home Centers, Inc...........................       70,500           97,643
 *National Home Health Care Corp.......................       61,121        1,003,301
 National Presto Industries, Inc.......................      141,050        3,902,854
 *National Processing, Inc.............................       14,200          411,800
 *National Research Corp...............................       78,000          438,750
 *National RV Holdings, Inc............................      119,350        1,086,085
 National Service Industries, Inc......................       96,100        1,529,912
 *National Steel Corp. Class B.........................      436,700          515,306
 *National Technical Systems, Inc......................      128,684          190,452
 *National Techteam, Inc...............................      267,800          694,941
 *National Western Life Insurance Co. Class A..........       24,300        2,691,225
 *#NationsRent, Inc....................................       95,200            4,760
 *Natrol, Inc..........................................      122,500          361,375
 *Natural Alternatives International, Inc..............       82,100          145,728
 *Natural Wonders, Inc.................................       89,100              156
 *Navidec, Inc.........................................      103,000           53,045
 *Navigant International, Inc..........................       17,200          184,814
 *Navigators Group, Inc................................       13,500          258,863
 NBT Bancorp...........................................      101,347        1,416,324
 NCH Corp..............................................       97,600        4,601,840
 *NCI Building Systems, Inc............................      210,300        2,868,492
 *#Nco Escrow..........................................       15,500                0
 *NCO Group, Inc.......................................       16,100          279,979
 *NCO Portfolio Management, Inc........................        2,151           14,197
 *#NCS Healthcare, Inc.................................      230,200           39,134
 *Neff Corp. Class A...................................       11,000            4,400
 Nelson (Thomas), Inc..................................      202,600        1,843,660
                                                            SHARES             VALUE+
                                                            ------             ------

 *NeoMagic Corp........................................       34,000   $      107,780
 *Net2Phone, Inc.......................................       57,600          313,632
 *Netmanage, Inc.......................................      669,213          558,793
 *Netro Corp...........................................      210,000          786,450
 *Network Equipment Technologies, Inc..................      391,100        1,212,410
 *Netzee, Inc..........................................       11,937           13,966
 *Neurocrine Biosciences, Inc..........................        3,200          152,256
 *New American Healthcare Corp.........................       23,600              177
 *New Brunswick Scientific Co., Inc....................       85,284          473,753
 *New Century Financial Corp...........................      270,100        3,044,027
 *New Horizons Worldwide, Inc..........................       63,775          700,887
 *Newcor, Inc..........................................       64,712           33,003
 Newmark Homes Corp....................................        2,000           21,800
 Newmil Bancorp, Inc...................................       43,500          646,628
 *Nexell Therapeutics, Inc.............................          325              670
 *NEXIQ Technologies, Inc..............................      117,600          155,820
 *Nexthealth, Inc......................................       83,600          408,386
 *Niagara Corp.........................................      132,200          221,435
 Nitches, Inc..........................................        3,679           21,614
 *NMS Communications Corp..............................      164,700          748,562
 *NMT Medical, Inc.....................................      123,900          748,356
 *Nobel Learning Communities, Inc......................       72,900          504,468
 Noble International, Ltd..............................        5,400           35,019
 *Noel Group, Inc......................................       95,400            2,385
 Noland Co.............................................        2,000           51,950
 *Norstan, Inc.........................................      246,500        1,231,268
 *Nortek, Inc..........................................      151,700        3,178,115
 North Central Bancshares, Inc.........................       41,300          904,470
 Northeast Bancorp.....................................       22,500          290,138
 *Northland Cranberries, Inc...........................       50,400           29,988
 Northrim Bank.........................................       29,365          423,599
 *Northwest Pipe Co....................................       98,200        1,536,830
 *#Novamed Eyecare, Inc................................       44,100           58,433
 *Novametrix Medical Systems, Inc......................       20,200          141,703
 *Novell, Inc..........................................       27,254          115,966
 *NPS Pharmaceuticals, Inc.............................        3,300          127,133
 *NS Group, Inc........................................      325,400        1,822,240
 *NTL, Inc.............................................      100,000          185,000
 *Nu Horizons Electronics Corp.........................      192,140        1,748,474
 *NuCo2, Inc...........................................       30,800          374,066
 *Nuevo Energy Co......................................      241,500        2,801,400
 NUI Corp..............................................        3,240           73,548
 *Numerex Corp. Class A................................       77,800          490,140
 *Nutraceutical International Corp.....................      138,000          514,050
 *#Nx Networks, Inc....................................      157,700            1,577
 Nymagic, Inc..........................................      132,700        2,517,319
 *O.I. Corp............................................       51,800          364,672
 *Oak Technology, Inc..................................      164,800        1,921,568
 *#Oakwood Homes Corp..................................      214,500          954,525
 *OAO Technology Solutions, Inc........................        3,800            9,424
 *Obie Media Corp......................................       74,900          254,660
 *Oceaneering International, Inc.......................      110,800        2,254,780
 OceanFirst Financial Corp.............................      164,000        4,023,740
 *O'Charleys, Inc......................................      127,000        2,458,085
 *Ocwen Financial Corp.................................      547,100        4,054,011
 *Officemax, Inc.......................................    1,474,500        4,526,715
 *Offshore Logistics, Inc..............................      385,000        7,162,925
 Oglebay Norton Co.....................................       52,200          656,676
 Ohio Art Co...........................................        3,600           90,000
 *Ohio Casualty Corp...................................    1,335,200       19,914,508
 Oil-Dri Corp. of America..............................       50,800          355,600

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
                                                            SHARES             VALUE+
                                                            ------             ------
 *Old Dominion Freight Lines, Inc......................      134,300   $    1,632,417
 *Olympic Steel, Inc...................................      220,200          565,914
 *Omega Protein Corp...................................      493,200        1,504,260
 *Omega Worldwide, Inc.................................       82,100          133,002
 *OmniVision Technologies, Inc.........................      198,400        1,195,360
 Omnova Solutions, Inc.................................       20,700          134,550
 *Omtool, Ltd..........................................      279,400          237,490
 *On Command Corp......................................       54,900          180,347
 *One Price Clothing Stores, Inc.......................       46,686          120,683
 Oneok, Inc............................................        5,900          101,480
 *Ontrack Data International, Inc......................       23,400          148,824
 *Onyx Acceptance Corp.................................      113,100          534,398
 *Opinion Research Corp................................       43,900          276,570
 *Oplink Communications, Inc...........................      158,500          273,413
 *Opta Food Ingredients, Inc...........................      206,100          230,832
 *Opti, Inc............................................      168,800          504,712
 *OpticNet, Inc........................................       28,750                0
 *Optika Imaging Systems, Inc..........................       86,000           88,580
 *#OraPharma, Inc......................................      127,200          454,104
 *Orbital Sciences Corp................................       99,600          389,436
 *Oregon Steel Mills, Inc..............................      516,761        1,875,842
 *Oriole Homes Corp. Class A Convertible...............       20,800           37,440
 *Oriole Homes Corp. Class B...........................       30,900           58,710
 *Orleans Homebuilders, Inc............................       20,100           70,350
 *Orthodontic Centers of America, Inc..................          516           14,572
 *Orthologic Corp......................................      376,600        1,843,457
 Oshkosh Truck Corp. Class B...........................       13,100          557,995
 *#OSI Systems, Inc....................................      148,700        2,759,129
 *Osmonics, Inc........................................      164,000        2,132,000
 *Osteotech, Inc.......................................       72,200          397,461
 *Ostex International, Inc.............................       97,400          180,190
 *Outlook Group Corp...................................       61,800          290,460
 *Outsource International, Inc.........................       76,600            1,341
 *Overland Data, Inc...................................        3,200           26,544
 Overseas Shipholding Group, Inc.......................      671,400       14,569,380
 *Owens-Illinois, Inc..................................    1,224,300       10,063,746
 *Owosso Corp..........................................      108,600           50,499
 Oxford Industries, Inc................................      112,800        2,662,080
 *OYO Geospace Corp....................................        7,000           79,275
 *#Pacificare Health Systems, Inc......................      257,264        4,516,270
 *Packaged Ice, Inc....................................       55,000           62,150
 *Pagasus Systems, Inc.................................       47,000          616,640
 *PAM Transportation Services, Inc.....................       50,500          499,445
 Pamrapo Bancorp, Inc..................................       32,300          815,575
 *Par Technology Corp..................................      164,700          498,218
 Park Electrochemical Corp.............................      197,950        4,998,238
 *Parker Drilling Co...................................    1,248,500        3,832,895
 *Park-Ohio Holdings Corp..............................      185,735          409,546
 Parkvale Financial Corp...............................       52,025        1,127,122
 *Parlex Corp..........................................       75,700          814,911
 *Parlux Fragrances, Inc...............................      230,900          392,530
 Patina Oil & Gas Corp.................................      198,826        5,435,903
 Patrick Industries, Inc...............................       99,650          623,311
 *Patterson-UTI Energy, Inc............................       27,500          557,563
 *Paul Harris Stores, Inc..............................      133,000            1,796
 *Paula Financial, Inc.................................       93,900          167,142
 *Paul-Son Gaming Corp.................................       35,400           47,790
 *Paxar Corp...........................................       98,600        1,174,326
 *Paxson Communications Corp...........................      462,700        4,321,618
 *#Payless Cashways, Inc...............................        4,184                5
 *PC Connection, Inc...................................        1,600           25,096
                                                            SHARES             VALUE+
                                                            ------             ------

 *PC Mall, Inc.........................................      132,400   $      456,118
 *PCD, Inc.............................................       58,300          116,600
 *PC-Tel, Inc..........................................      249,400        2,174,768
 *Pediatric Services of America, Inc...................       83,900          658,196
 *Pediatrix Medical Group, Inc.........................      165,600        5,820,840
 *Peerless Manufacturing Co............................       32,000          588,320
 *Peerless Systems Corp................................      120,900          164,424
 *Pegasus Communications Corp. Class A.................      203,600        2,179,538
 Penford Corp..........................................       81,000          995,895
 *#Penn Traffic Co.....................................        1,160            5,365
 *Penn Treaty American Corp............................      116,200          470,610
 Penn Virginia Corp....................................      163,900        5,154,655
 Penn-America Group, Inc...............................      165,450        1,624,719
 Pennfed Financial Services, Inc.......................      128,900        2,657,918
 *Pentacon, Inc........................................      129,000           40,635
 Penton Media, Inc.....................................       37,100          233,359
 *Peoples Bancshares, Inc. Massachusetts...............       32,400          686,718
 Pep Boys - Manny, Moe & Jack..........................    1,211,900       20,117,540
 *Perceptron, Inc......................................      159,500          225,693
 *Perini Corp..........................................       71,100          482,058
 *Perrigo Co...........................................      495,500        6,181,363
 *Perry Ellis International, Inc.......................       93,100          738,749
 *Per-Se Technologies, Inc.............................      364,566        3,164,433
 *Personnel Group of America, Inc......................      435,300          326,475
 *Petrocorp, Inc.......................................      102,600          931,608
 *Petroleum Development Corp...........................      232,300        1,364,763
 *PetSmart, Inc........................................        4,600           40,319
 PFF Bancorp, Inc......................................      116,300        3,131,378
 *Pharmchem Laboratories, Inc..........................       64,900           81,450
 *Phar-Mor, Inc........................................      243,300           12,165
 *Philadelphia Consolidated Holding Corp...............        6,100          211,335
 Phillips-Van Heusen Corp..............................      592,800        6,520,800
 *Photo Control Corp...................................        4,200            9,534
 *PhotoWorks, Inc......................................      208,100           26,013
 *Piccadilly Cafeterias, Inc...........................      187,700          375,400
 *Pico Holdings, Inc...................................      133,820        1,804,563
 *Pierre Foods, Inc....................................      133,100          176,358
 Pilgrim's Pride Corp..................................      165,600        1,626,192
 Pilgrims Pride Corp. Class B..........................      462,700        6,547,205
 *#Pillowtex Corp......................................      132,000           11,220
 Pinnacle Bancshares, Inc..............................       10,400           88,192
 *Pinnacle Entertainment, Inc..........................      269,200        1,876,324
 *Pinnacle Systems, Inc................................      162,120          898,145
 Pioneer Standard Electronics, Inc.....................      461,100        5,196,597
 Pitt-Des Moines, Inc..................................      123,200        3,942,400
 Pittston Brink's Group................................      256,822        5,293,101
 *Planar Systems, Inc..................................      132,800        2,552,416
 *PlanVista Corp.......................................      302,298        1,526,605
 *Play By Play Toys and Novelties, Inc.................       94,600            1,324
 PMR Corp..............................................      110,400          232,944
 Pocahontas Bancorp, Inc...............................       75,500          638,353
 *Point West Capital Corp..............................       14,300              751
 *Polycom, Inc.........................................       59,367        2,052,614
 *#Polymedica Industries, Inc..........................          740           17,024
 Polymer Group, Inc....................................      575,400          500,598
 Polyone Corp..........................................      250,400        2,516,520
 *Pomeroy Computer Resource, Inc.......................       38,900          587,390
 Pope & Talbot, Inc....................................      240,800        3,197,824
 Potlatch Corp.........................................      249,900        6,962,214

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CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Powell Industries, Inc...............................       16,500   $      339,158
 *PowerCerv Corp.......................................       20,666           16,016
 *PPT Vision, Inc......................................       89,000          125,045
 *Premier Financial Bancorp............................        1,100            9,433
 *Preserver Group, Inc.................................        5,600           30,240
 Presidential Life Corp................................      428,300        8,467,491
 *Previo, Inc..........................................       28,100           38,497
 *Price Communications Corp............................      322,187        5,912,131
 *Pricesmart, Inc......................................       36,850        1,098,130
 *Pride International, Inc.............................      400,100        5,121,280
 *Prime Hospitality Corp...............................      839,800        8,431,592
 *Prime Medical Services, Inc..........................      181,700          782,219
 *Primus Knowledge Solutions, Inc......................      152,200          110,345
 *Printronix, Inc......................................       94,200          868,995
 *Printware, Inc.......................................        4,800           11,640
 *Proassurance Corp....................................      443,924        6,570,075
 *Procurenet, Inc......................................       22,400                0
 *#Profit Recovery Group International, Inc............      110,000          840,950
 *Programmers Paradise, Inc............................       86,900          292,853
 Progress Financial Corp...............................       39,902          273,728
 Promistar Financial Corp..............................       39,925          940,234
 *Protection One, Inc..................................    1,169,100        2,805,840
 *Provant, Inc.........................................      275,900          169,679
 *Provell, Inc.........................................       67,200          105,840
 Providence & Worcester Railroad Co....................       19,300          136,065
 *Provident Financial Holdings, Inc....................       22,200          563,325
 *PSC, Inc.............................................        9,300            5,720
 *PSS World Medical, Inc...............................      662,600        6,152,241
 *PTEK Holdings, Inc...................................      702,300        2,370,263
 Pulaski Financial Corp................................       22,400          376,320
 Pulte Corp............................................      138,969        5,454,533
 *Pure Resources, Inc..................................       17,321          329,099
 *Pure World, Inc......................................      104,400           98,658
 Pyramid Breweries, Inc................................      101,900          230,804
 *Qad, Inc.............................................        5,500           15,043
 *QEP Co., Inc.........................................       29,000          113,245
 *QRS Corp.............................................       35,200          417,824
 Quaker Chemical Corp..................................       71,600        1,453,480
 *Quaker City Bancorp, Inc.............................       63,562        1,840,120
 *Quaker Fabric Corp...................................      276,100        1,967,213
 *Quality Dining, Inc..................................      226,200          480,675
 *Quality Systems, Inc.................................       62,000          923,800
 Quanex Corp...........................................      298,202        8,042,508
 *Quanta Services, Inc.................................       31,000          482,050
 *Questron Technology, Inc.............................          600              243
 *Quicklogic Corp......................................       12,100           47,856
 *Quigley Corp.........................................       22,100           33,261
 *Quipp, Inc...........................................        1,300           18,779
 Quixote Corp..........................................       22,700          533,110
 *R & B, Inc...........................................      129,000          641,775
 *Racing Champions Corp................................       83,100          852,191
 *#Radiance Medical Systems, Inc.......................      113,900          130,985
 *Rag Shops, Inc.......................................       55,755          132,418
 *Railamerica, Inc.....................................      311,565        4,042,556
 *#RailWorks Corp......................................      119,700           16,160
 *Rainbow Technologies, Inc............................       16,200           98,577
 *Ramsay Youth Services, Inc...........................       31,066          116,808
 *Range Resources Corp.................................      721,891        3,024,723
 *Rare Hospitality International, Inc..................      145,500        2,849,618
 Raven Industries, Inc.................................       26,100          564,413
 *Ravisent Technologies, Inc...........................       79,800          155,211
                                                            SHARES             VALUE+
                                                            ------             ------

 *Rawlings Sporting Goods, Inc.........................       11,300   $       30,736
 *Raytech Corp.........................................       30,300           59,085
 *Raytel Medical Corp..................................       53,333          273,332
 *RCM Technologies, Inc................................      238,900          996,213
 *RDO Equipment Co. Class A............................       97,500          284,700
 *Reading Entertainment, Inc...........................       75,736          135,946
 *Read-Rite Corp.......................................      307,500        2,058,713
 *Recoton Corp.........................................      187,332        2,498,072
 *Redback Networks, Inc................................       51,300          214,947
 *#Redhook Ale Brewery, Inc............................      131,700          212,037
 Redwood Empire Bancorp................................       41,550        1,072,821
 *Reebok International, Ltd............................       28,000          651,280
 *Refac................................................       56,785          147,641
 Regal Beloit Corp.....................................      166,500        3,646,350
 *Regeneron Pharmaceuticals, Inc.......................      194,800        5,389,142
 *Regent Communications, Inc...........................        5,500           34,485
 *Rehabilicare, Inc....................................       17,300           58,647
 *Reliability, Inc.....................................      105,600          288,816
 *Relm Wireless Corp...................................       59,254           69,031
 *Remec, Inc...........................................      110,000        1,233,650
 *RemedyTemp, Inc......................................        7,800           84,825
 *Remington Oil & Gas Corp.............................        7,400          121,286
 *Renaissance Worldwide, Inc...........................      684,500        1,324,508
 *Rentrak Corp.........................................       63,000          274,995
 *Rent-Way, Inc........................................      380,700        2,379,375
 *#Reptron Electronics, Inc............................       94,400          295,000
 *Republic Bankshares, Inc.............................      143,300        1,925,236
 *Republic First Bancorp, Inc..........................       53,230          277,861
 *Res-Care, Inc........................................       17,200          148,092
 *Resonate, Inc........................................      428,100        1,093,796
 *ResortQuest International, Inc.......................      288,000        1,457,280
 Resource America, Inc.................................      420,600        3,661,323
 Resource Bancshares Mortgage Group, Inc...............      352,735        3,590,842
 *Rex Stores Corp......................................      134,700        2,828,700
 *Rexhall Industries, Inc..............................       19,399          114,939
 *RF Monolithics, Inc..................................       13,400           30,284
 Richardson Electronics, Ltd...........................      112,700        1,349,583
 Riggs National Corp...................................      518,900        7,562,968
 *Rightchoice Managed Care, Inc........................       10,000          696,500
 *Rita Medical Systems, Inc............................       37,600          182,172
 *Riverside Group, Inc.................................        3,200              352
 Riverview Bancorp, Inc................................       62,400          758,160
 *Riviera Holdings Corp................................        5,500           20,075
 *Riviera Tool Co......................................       16,500           18,150
 RLI Corp..............................................      150,230        5,857,468
 *RMH Teleservices, Inc................................       52,500          914,025
 *Roadhouse Grill, Inc.................................      152,700           60,317
 Roadway Express, Inc..................................       25,900          773,374
 Roanoke Electric Steel Corp...........................      159,600        2,237,592
 Robbins & Myers, Inc..................................        3,700           87,875
 *#Robotic Vision Systems, Inc.........................      198,300          209,207
 *Rochester Medical Corp...............................       29,000          172,405
 *Rock of Ages Co......................................       90,900          458,136
 Rock-Tenn Co. Class A.................................      415,750        5,862,075
 *Rocky Shoes & Boots, Inc.............................       75,400          458,432
 *Rofin-Sinar Technologies, Inc........................       33,800          288,483
 *Rogue Wave Software, Inc.............................      118,800          385,506
 *Rottlund, Inc........................................       40,600          239,540
 Rouge Industries, Inc. Class A........................      271,100          268,389
 Rowe Furniture Corp...................................        6,800            8,840
 *Royal Precision, Inc.................................       14,150           21,933

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 RPC, Inc..............................................      142,100   $    2,181,235
 *RTI International Metals, Inc........................      357,850        3,202,758
 *RTW, Inc.............................................      187,700          494,590
 *Rural/Metro Corp.....................................      134,500           52,455
 *Rush Enterprises, Inc................................      110,600          764,799
 Russ Berrie & Co., Inc................................      196,300        5,800,665
 Russell Corp..........................................      327,200        4,269,960
 *Ryans Family Steak Houses, Inc.......................      664,800       13,262,760
 Ryder System, Inc.....................................      253,300        5,192,650
 Ryerson Tull, Inc.....................................      407,939        4,568,917
 Ryland Group, Inc.....................................      265,600       15,949,280
 *S&K Famous Brands, Inc...............................      106,100          938,985
 *S1 Corp..............................................       18,700          277,134
 *Safeguard Scientifics, Inc...........................      401,400        1,681,866
 *Safety Components International, Inc.................        1,155            8,374
 *#SAGA Systems, Inc. Escrow Shares....................      113,000                0
 *Sage, Inc............................................       65,300        2,084,376
 *#Salton/Maxim Housewares, Inc........................       48,900          824,454
 *San Filippo (John B.) & Son, Inc.....................       75,700          505,298
 *Sanders Morris Harris Group, Inc.....................       22,800           91,770
 Sanderson Farms, Inc..................................      227,400        3,627,030
 *Sands Regent Casino Hotel............................       15,492           38,962
 *Saucony, Inc. Class A................................       28,000          145,320
 *Saucony, Inc. Class B................................       51,100          263,421
 *SBA Communications Corp..............................      118,300        1,401,855
 *SBS Technologies, Inc................................        1,800           22,491
 *#ScanSoft, Inc.......................................       43,577          181,716
 *Scheid Vineyards, Inc................................       36,100          119,130
 *Scherer Healthcare, Inc..............................          900            2,930
 *Schieb (Earl), Inc...................................       75,600          129,276
 *Schlotzskys, Inc.....................................      169,400          979,979
 Schnitzer Steel Industries, Inc. Class A..............       88,000        1,137,840
 *Schuff Steel Co......................................      112,000          282,240
 *Schuler Homes, Inc...................................      365,800        6,642,928
 Schulman (A.), Inc....................................      438,700        5,714,068
 Schweitzer-Maudoit International, Inc.................      262,900        5,678,640
 Scope Industries, Inc.................................        8,100          441,450
 SCPIE Holdings, Inc...................................      147,900        2,965,395
 Seaboard Corp.........................................       28,440        7,764,120
 Seacoast Financial Services Corp......................      127,846        2,051,928
 *Seacor Smit, Inc.....................................      248,550        9,690,965
 *Secom General Corp...................................       11,500           18,918
 *SED International Holdings, Inc......................      129,700          105,057
 *SEEC, Inc............................................       92,100          136,769
 *Segue Software, Inc..................................       68,900          142,968
 *Seitel, Inc..........................................      353,500        4,150,090
 Selas Corp. of America................................       76,500          163,710
 *#Select Comfort Corp.................................       22,100           43,869
 *Selectica, Inc.......................................       45,500          178,815
 Selective Insurance Group, Inc........................      443,800       10,418,205
 *Seminis, Inc. Class A................................        2,000            2,340
 *Semitool, Inc........................................       97,500        1,111,988
 *SEMX Corp............................................      104,700          266,462
 *Seneca Foods Corp. Class B...........................       10,500          137,708
 *Sequa Corp. Class A..................................      100,100        4,664,660
 *Sequa Corp. Class B..................................       31,400        1,706,590
 *Sequenom, Inc........................................       38,400          338,688
 *#SeraCare Life Sciences, Inc.........................        2,680           11,591
 *Service Corp. International..........................    2,088,800       12,261,256
 *Servotronics, Inc....................................          400            2,060
 *#Sharper Image Corp..................................       91,700          785,411
                                                            SHARES             VALUE+
                                                            ------             ------

 *#Sheldahl, Inc.......................................      251,750   $      144,756
 *Shells Seafood Restaurants, Inc......................       42,100            8,631
 *Shiloh Industries, Inc...............................      159,000          313,230
 *Shoe Carnival, Inc...................................      227,300        2,798,063
 *Shoe Pavilion, Inc...................................        9,500            9,833
 *Sholodge, Inc........................................       76,800          336,000
 *Shopko Stores, Inc...................................      616,600        5,746,712
 *Sierra Health Services, Inc..........................      497,200        4,449,940
 Sierra Pacific Resources..............................        1,800           26,640
 *Sifco Industries, Inc................................       76,615          383,075
 *Sight Resource Corp..................................       96,800           17,424
 *Sigmatron International, Inc.........................       16,800           18,480
 *Signal Technology Corp...............................       70,800          304,794
 *SignalSoft Corp......................................      294,900          892,073
 *Signature Eyewear, Inc...............................       17,000            2,890
 *#Silicon Graphics, Inc...............................    1,722,000        3,685,080
 *Silver Stream Software, Inc..........................      197,700        1,215,855
 *Silverleaf Resorts, Inc..............................      243,300           15,815
 Simmons First National Corp. Class A..................       42,200        1,355,042
 *Simon Transportation Services, Inc...................       91,300          110,473
 *Simon Worldwide, Inc.................................      350,500           43,813
 *Simula, Inc..........................................       78,650          419,205
 *Sinclair Broadcast Group, Inc. Class A...............      418,300        3,315,028
 *#Sipex Corp..........................................      108,100        1,091,270
 *Sitel Corp...........................................      467,400          939,474
 Skyline Corp..........................................      119,000        3,617,600
 SLI, Inc..............................................      483,600        1,571,700
 *Smart & Final Food, Inc..............................      262,800        2,677,932
 *SmartDisk Corp.......................................      109,000          154,780
 Smith (A.O.) Corp.....................................      318,200        5,689,416
 Smith (A.O.) Corp. Convertible Class A................       76,550        1,374,073
 *Smithway Motor Express Corp. Class A.................       73,800          123,615
 *Software Spectrum, Inc...............................       63,000          929,250
 *Sola International, Inc..............................      479,600        8,642,392
 *Sonic Automotive, Inc................................      299,800        5,951,030
 *SONICblue, Inc.......................................      972,668        2,159,323
 *SOS Staffing Services, Inc...........................      233,200          246,026
 *#Source Information Management, Inc..................       42,900          160,661
 South Financial Group, Inc............................      302,751        4,903,052
 South Jersey Industries, Inc..........................      190,277        6,412,335
 *Southern Energy Homes, Inc...........................      168,100          312,666
 *Southwall Technologies, Inc..........................       87,400          509,979
 Southwest Gas Corp....................................        1,700           35,020
 *Southwestern Energy Co...............................      475,200        5,298,480
 *#Spacehab, Inc.......................................      128,700          134,492
 *Spacelabs Medical, Inc...............................      182,900        1,897,588
 Span-American Medical System, Inc.....................       25,900          144,393
 *Spanish Broadcasting System, Inc.....................      525,700        4,563,076
 *SPAR Group, Inc......................................        6,000           12,720
 Spartan Motors, Inc...................................      285,200        1,668,420
 *Sparton Corp.........................................      110,200          787,930
 *Special Metals Corp..................................       52,300          113,753
 *#Spectrasite Holdings, Inc...........................      565,400        1,715,989
 *#Spectrian Corp......................................       99,700          903,781
 *Spectrum Control, Inc................................      162,600          971,535
 *SpeedFam-IPEC, Inc...................................      529,347        1,709,791
 *Speizman Industries, Inc.............................       40,400           26,260
 *Spherion Corp........................................      607,400        5,436,230
 *Sphinx International, Inc............................      106,750           98,210

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Spiegel, Inc. Class A Non-Voting......................       27,100   $      122,899
 *Sport Chalet, Inc....................................       45,900          398,183
 *Sport Supply Group, Inc..............................      105,400          106,454
 *Sport-Haley, Inc.....................................       60,800          174,192
 *Sports Authority, Inc................................      610,400        3,418,240
 *Sports Club Co., Inc.................................      116,000          319,580
 *SportsLine USA, Inc..................................      125,400          364,287
 *Sportsman's Guide, Inc...............................       90,700          273,461
 *SPS Technologies, Inc................................       16,600          544,480
 *SRF/Surgical Express, Inc............................       35,700          536,928
 *SS&C Technologies, Inc...............................       62,100          479,412
 *SSE Telecom, Inc.....................................       81,400            1,628
 St. Francis Capital Corp..............................      107,400        2,429,925
 St. Mary Land & Exploration Co........................       23,400          446,472
 *Staar Surgical Co....................................      295,500        1,202,685
 Staff Leasing, Inc....................................       74,900          129,952
 *Stage II Apparel Corp................................       31,600           11,060
 Standard Commercial Corp..............................      243,080        4,764,368
 *Standard Management Corp.............................      134,600          817,695
 *Standard Microsystems Corp...........................      226,900        3,136,893
 Standard Motor Products, Inc. Class A.................      202,650        2,766,173
 Standard Pacific Corp.................................      659,300       13,977,160
 Standard Register Co..................................      290,400        5,111,040
 *Stanley Furniture, Inc...............................      118,400        3,006,176
 *Star Buffet, Inc.....................................        7,200           19,008
 *Star Multi Care Service, Inc.........................        6,344            3,775
 *#STAR Telecommunications, Inc........................      266,200            1,464
 *Starcraft Corp.......................................       25,000           82,500
 *StarMedia Network, Inc...............................        6,500            2,470
 Starrett (L.S.) Co. Class A...........................       58,400        1,132,960
 State Auto Financial Corp.............................      121,000        1,948,100
 State Financial Services Corp. Class A................      110,100        1,300,832
 Staten Island Bancorp, Inc............................      165,600        2,450,880
 *Steel Dynamics, Inc..................................       47,300          487,663
 Steel Technologies, Inc...............................      214,600        1,750,063
 *SteelCloud Co........................................        6,000            5,730
 *Steinway Musical Instruments, Inc....................       58,600          990,340
 Stepan Co.............................................      128,900        3,042,040
 Stephan Co............................................       51,500          159,650
 Sterling Bancorp......................................       75,770        2,220,825
 *Sterling Financial Corp..............................      158,364        2,363,595
 Stewart & Stevenson Services, Inc.....................      358,600        6,381,287
 *Stewart Enterprises, Inc.............................    2,464,600       15,342,135
 *Stewart Information Services Corp....................      204,200        4,143,218
 Stifel Financial Corp.................................       86,972          904,509
 *Stillwater Mining Co.................................       24,100          379,575
 *STM Wireless, Inc. Class A...........................       95,100          131,714
 *Stockwalk.com Group, Inc.............................       48,895            8,068
 *Stone & Webster, Inc.................................      205,200          238,032
 *Stoneridge, Inc......................................      425,800        2,784,732
 *#Stratasys, Inc......................................       35,000          234,500
 *Strategic Distribution, Inc..........................       67,478          527,003
 *Stratus Properties, Inc..............................       99,750          856,853
 Stride Rite Corp......................................      610,300        4,058,495
 *Strouds, Inc.........................................      144,100              793
 *Suburban Lodges of America, Inc......................      241,100        1,658,768
 *Successories, Inc....................................      141,800          104,223
 *Summa Industries, Inc................................        9,200           80,914
 *#Sunbeam Corp........................................       53,000            4,108
 *Sundance Homes, Inc..................................       40,500            2,126
                                                            SHARES             VALUE+
                                                            ------             ------

 *Sunland Entertainment Co., Inc.......................       52,400   $        4,847
 *SunLink Health Systems, Inc..........................       65,400          160,557
 *#Sunrise Assisted Living, Inc........................      199,500        5,486,250
 *Superior Consultant Holdings Corp....................        3,900           27,281
 Superior Surgical Manufacturing Co., Inc..............      141,700        1,317,810
 *#Superior Telecom, Inc...............................      306,400          346,232
 *Suprema Specialties, Inc.............................       50,500          707,758
 *Supreme Industries, Inc..............................       22,200           82,806
 Susquehanna Bancshares, Inc...........................      189,772        3,818,213
 *Swift Energy Corp....................................       70,800        1,294,932
 *Swift Transportation, Inc............................      273,220        5,523,142
 *Swiss Army Brands, Inc...............................       90,600          593,430
 *Switchboard, Inc.....................................          100              297
 *Sykes Enterprises, Inc...............................       36,500          381,608
 *Sylvan Learning Systems, Inc.........................      294,100        5,833,474
 *Sylvan, Inc..........................................      104,000        1,204,320
 *Symmetricom, Inc.....................................      317,400        2,231,322
 *Symphonix Devices, Inc...............................       11,300            3,447
 *Syms Corp............................................      242,600        1,322,170
 Synalloy Corp.........................................       92,850          356,544
 *Synaptic Pharmaceutical Corp.........................      101,400          590,148
 *Synbiotics Corp......................................      130,300           33,227
 *Syntellect, Inc......................................      204,300          355,482
 *Sypris Solutions, Inc................................       26,250          325,369
 *Systemax, Inc........................................      434,000        1,124,060
 *Tab Products Co......................................       70,600          307,110
 *Taitron Components, Inc..............................        6,500           11,570
 *Tandy Brand Accessories, Inc.........................       44,000          324,280
 *Tandy Crafts, Inc....................................      197,400            9,870
 *Tarrant Apparel Group................................       29,800          144,530
 Tasty Baking Co.......................................        3,800           68,552
 *TBA Entertainment Corp...............................      138,000          414,000
 *TBC Corp.............................................      435,300        5,199,659
 *#TCSI Corp...........................................      412,000          226,600
 *TEAM Mucho, Inc......................................        2,500            7,588
 *Team, Inc............................................       85,500          513,000
 *Technical Communications Corp........................        6,300            5,985
 Technology Research Corp..............................       65,400          131,454
 *Technology Solutions Corp............................       64,000          127,680
 Tecumseh Products Co. Class A.........................      115,400        5,390,334
 Tecumseh Products Co. Class B.........................       15,600          700,830
 *Tegal Corp...........................................      208,000          275,600
 *Telscape International, Inc..........................        1,200                4
 *Temtex Industries, Inc...............................       35,700           13,209
 *#Tenneco Automotive, Inc.............................      780,720        1,217,923
 *Terex Corp...........................................      219,000        4,038,360
 *Terra Industries, Inc................................    1,539,700        4,311,160
 *Tesoro Petroleum Corp................................      672,900        8,478,540
 *Tetra Technologies, Inc..............................      257,400        5,207,202
 Texas Industries, Inc.................................      307,362       10,680,830
 TF Financial Corp.....................................       32,100          674,742
 *TFC Enterprises, Inc.................................       21,900           29,565
 *The Beard Company....................................       22,500           19,463
 *TheStreet.com, Inc...................................      290,200          330,828
 Thomas & Betts Corp...................................      198,700        4,055,467
 *Thomas Group, Inc....................................       40,400           80,396
 Thomas Industries, Inc................................      138,650        3,688,090
 *Thomaston Mills, Inc.................................       34,800              174
 Thor Industries, Inc..................................        3,900          148,200
 *Thorn Apple Valley, Inc..............................       14,800              296
 Three Rivers Bancorp, Inc.............................       67,550          823,435

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Tier Technologies, Inc. Class B......................      121,000   $    2,084,225
 *TII Industries, Inc..................................      104,700           63,867
 Timberland Bancorp, Inc...............................       62,200          912,785
 Timken Co.............................................      429,400        6,088,892
 *Tipperary Corp.......................................      126,900          222,075
 *Titan Corp...........................................       13,857          361,966
 Titan International, Inc..............................      263,600        1,286,368
 *Titanium Metals Corp.................................      579,300        1,761,072
 *Todd Shipyards Corp..................................       71,550          608,175
 *Toddhunter International, Inc........................       76,000          651,700
 Toro Co...............................................       84,300        3,869,370
 *Total Entertainment Restaurant Corp..................       20,300           60,393
 *Tower Air, Inc.......................................      166,400            7,488
 *Tower Automotive, Inc................................      898,650        7,683,458
 *Toymax International, Inc............................       16,800           21,756
 *Track 'n Trail, Inc..................................       13,800               62
 *Tractor Supply Co....................................      107,200        3,153,824
 *Traffix, Inc.........................................       32,700          190,805
 *Trailer Bridge, Inc..................................      111,200          156,792
 *Trammell Crow Co.....................................       49,000          482,650
 *Trans World Entertainment Corp.......................       57,500          462,875
 *Transact Technologies, Inc...........................        9,300           42,920
 *Transmation, Inc.....................................       60,000           91,800
 *Transmedia Network, Inc..............................       36,700          128,083
 *Transmontaigne Oil Co................................      217,350        1,195,425
 *Transport Corp. of America...........................       18,500          113,590
 #Transport Lux Corp...................................        2,746           16,545
 *Transportation Components, Inc.......................      310,800            3,885
 *Transpro, Inc........................................       78,900          236,700
 *Transtechnology Corp.................................       97,300          992,460
 *Transworld Healthcare, Inc...........................      228,600          633,222
 *Travelocity.com, Inc.................................        1,400           29,981
 *TRC Companies, Inc...................................       57,450        2,585,825
 Tredegar Industries, Inc..............................        4,900           84,770
 Tremont Corp..........................................       70,633        2,013,041
 *Trend-Lines, Inc. Class A............................       70,900            1,560
 Trenwick Group, Ltd...................................      399,976        3,575,785
 *Trico Marine Services, Inc...........................      464,800        2,974,720
 *Trident Microsystems, Inc............................      194,700        1,114,658
 *Tridex Corp..........................................       56,800            4,544
 Trinity Industries, Inc...............................      296,700        7,910,022
 *TriPath Imaging, Inc.................................       56,487          365,753
 *Tripos, Inc..........................................       64,232        1,257,663
 *Triumph Group........................................      111,400        3,353,140
 *TRM Copy Centers Corp................................       98,200          147,300
 *#Trump Hotels & Casino Resorts, Inc..................      259,000          357,420
 *Tucows, Inc..........................................       64,100           30,768
 *Tumbleweed Communications Corp.......................       37,100          137,270
 *Turnstone Systems, Inc...............................      129,200          450,262
 *Tut Systems, Inc.....................................       28,000           36,400
 Twin Disc, Inc........................................       35,200          463,584
 *Twinlab Corp.........................................      384,300          465,003
 *Tyler Technologies, Inc..............................      265,300          894,061
 *U.S. Aggregates, Inc.................................      101,200            9,108
 *U.S. Concrete, Inc...................................          800            5,200
 *#U.S. Diagnostic, Inc................................       36,600              824
 *U.S. Home & Garden, Inc..............................       11,600            8,062
 U.S. Industries, Inc..................................    1,226,200        2,697,640
 *U.S. Vision, Inc.....................................       52,600          135,445
 UAL Corp..............................................       55,500          936,285
 *Ubics, Inc...........................................       55,700           29,800
 *#Ugly Duckling Corp..................................      227,300          587,571
                                                            SHARES             VALUE+
                                                            ------             ------

 *UICI.................................................      816,900   $   11,681,670
 UIL Holdings Corp.....................................        1,200           59,700
 *Ultimate Electronics, Inc............................       50,700        1,305,272
 *Ultrak, Inc..........................................      189,300          301,934
 *Ultralife Batteries, Inc.............................      146,000          645,320
 *Ultratech Stepper, Inc...............................      210,500        3,049,093
 UMB Financial Corp....................................       79,723        3,325,246
 *#Unapix Entertainment, Inc...........................       62,900              440
 Unico American Corp...................................       76,300          473,060
 *Unifab International, Inc............................       32,500           25,025
 *Unifi, Inc...........................................      803,900        5,185,155
 Unifirst Corp.........................................      160,800        3,212,784
 *Uni-Marts, Inc.......................................      103,200          288,960
 *Union Acceptance Corp. Class A.......................       75,900          387,849
 *Uniroyal Technology Corp.............................        9,800           43,071
 *Unit Corp............................................      314,400        3,838,824
 *United American Healthcare Corp.,....................       17,950           91,366
 *United Auto Group, Inc...............................      192,600        3,418,650
 United Community Financial Corp.......................      311,100        2,255,475
 United Fire Casualty Co...............................       35,450        1,055,169
 United Industrial Corp................................      227,900        3,942,670
 United National Bancorp...............................        2,632           62,260
 *United Natural Foods, Inc............................       95,500        2,158,778
 *United Retail Group, Inc.............................      236,700        1,733,828
 *United Road Services, Inc............................        5,380            1,641
 *United States Energy Corp............................       25,700          105,499
 *United Therapeutics Corp.............................       47,700          433,355
 *Universal Access Global Holdings, Inc................      143,800          562,258
 *Universal American Financial Corp....................       54,600          387,387
 Universal Corp........................................       98,100        3,594,384
 Universal Forest Products, Inc........................       37,700          669,929
 *Universal Stainless & Alloy Products, Inc............      118,900          839,434
 *Unova, Inc...........................................    1,211,900        5,853,477
 *Urologix, Inc........................................      103,000        1,638,215
 *URS Corp.............................................      157,966        3,727,998
 *Ursus Telecom Corp...................................        2,100               21
 *US Liquids, Inc......................................      182,250          965,925
 *US Oncology, Inc.....................................    1,766,274       11,286,491
 *US Xpress Enterprises, Inc. Class A..................      171,690        1,240,460
 *USA Truck, Inc.......................................       46,100          381,939
 Usec, Inc.............................................      937,400        7,339,842
 #USG Corp.............................................      131,600          673,792
 *V.I. Technologies, Inc...............................        7,200           54,540
 *Vail Resorts, Inc....................................      212,875        3,782,789
 *Valence Technology, Inc..............................       10,600           39,061
 *Valley National Gases, Inc...........................       13,800           93,840
 *Value City Department Stores, Inc....................      536,200        3,244,010
 *Valuevision International, Inc. Class A..............      161,400        2,571,909
 *Vans, Inc............................................      147,700        2,067,062
 *Vari L Co., Inc......................................       54,900           96,075
 *Variflex, Inc........................................       71,500          372,515
 *Varsity Brands, Inc..................................      125,700          198,606
 *Verdant Brands, Inc..................................        8,700               70
 *Verilink Corp........................................      158,300          166,215
 *#Veritas DGC, Inc....................................      167,700        2,658,045
 *Versar, Inc..........................................          400            1,560
 *#Verso Technologies, Inc.............................      168,935          205,256
 *Verticalbuyer Inc....................................        7,773               58
 Vesta Insurance Group, Inc............................      366,700        2,145,195
 *Vestcom International, Inc...........................      185,000          344,100

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *VIA NET.WORKS, Inc...................................       76,300   $       71,341
 *Viant Corp...........................................       22,800           29,754
 *Vicon Industries, Inc................................       71,500          215,930
 *Video Display Corp...................................       66,240          337,824
 *Viewpoint Corp.......................................       30,900          120,819
 Vintage Petroleum, Inc................................      256,300        3,172,994
 Virco Manufacturing Corp..............................      149,915        1,238,298
 *#Vision Twenty-One, Inc..............................       17,400              131
 *Visual Networks, Inc.................................       26,900           83,794
 Vital Signs, Inc......................................      143,400        4,188,714
 *#Vitech America, Inc.................................        1,400               29
 *Volt Information Sciences, Inc.......................      168,200        2,141,186
 *VTEL Corp............................................      369,300        1,322,094
 Vulcan International Corp.............................       12,200          463,600
 *Vysis, Inc...........................................        5,800          176,668
 W.P. Carey & Co. LLC..................................        1,000           22,750
 Wabash National Corp..................................      527,200        4,243,960
 *#Wackenhut Corp. Class A.............................       59,800        1,489,020
 *Wackenhut Corp. Class B Non-Voting...................       85,600        1,596,440
 *Walker Interactive Systems, Inc......................      162,700          133,414
 *Wall Street Deli, Inc................................       39,700            2,581
 Wallace Computer Services, Inc........................      720,700       12,331,177
 *#Warnaco Group, Inc..................................      291,900           21,163
 Warren Bancorp, Inc...................................       72,000          669,600
 *#Washington Group Intl., Inc.........................      517,600           19,928
 Washington Savings Bank FSB...........................       25,100          148,341
 *Waste Connections, Inc...............................      147,100        4,306,353
 *Waterlink, Inc.......................................      252,200           45,396
 Watsco, Inc. Class A..................................      336,900        4,329,165
 Watts Industries, Inc. Class A........................      310,300        4,114,578
 Wausau-Mosinee Paper Corp.............................      640,800        6,600,240
 Waypoint Financial Corp...............................      159,057        2,319,051
 *#Webb Interactive Services, Inc......................        6,100            3,721
 *Webco Industries, Inc................................       97,300          265,143
 Weider Nutrition International, Inc...................      166,500          258,075
 *Weirton Steel Corp...................................      697,600          254,624
 Wellco Enterprises, Inc...............................        4,600           64,860
 Wellman, Inc..........................................      716,200        9,797,616
 *#Wells-Gardner Electronics Corp......................       52,903          141,251
 Werner Enterprises, Inc...............................      671,337       16,075,164
 *West Marine, Inc.....................................      246,100        3,196,839
 West Pharmaceutical Services, Inc.....................      161,800        4,400,960
 *Westaff, Inc.........................................       23,700           49,059
 Westbank Corp.........................................        1,400           13,160
 *Westcoast Hospitality Corp...........................      303,100        1,909,530
 Westcorp, Inc.........................................      524,475        9,283,208
 *Westell Technologies, Inc............................      496,300        1,099,305
 Western Ohio Financial Corp...........................       21,700          417,183
 *#Western Power & Equipment Corp......................        4,191              733
 *Westport Resources Corp..............................       69,052        1,200,124
 *Wet Seal, Inc. Class A...............................       18,300          386,496
 Weyco Group, Inc......................................        2,400           61,500
 *WFS Financial, Inc...................................      222,800        5,258,080
                                                            SHARES             VALUE+
                                                            ------             ------

 Whitney Holdings Corp.................................       33,200   $    1,404,526
 *#WHX Corp............................................      372,500          555,025
 *Wickes Lumber Co.....................................       96,600          280,140
 *Wild Oats Markets, Inc...............................      223,900        2,123,692
 *Williams Clayton Energy, Inc.........................       69,600          962,568
 *Williams Industries, Inc.............................        3,400           18,088
 *Willis Lease Finance Corp............................      114,700          371,628
 *Wilshire Financial Sevices Group, Inc................        2,092            3,954
 *Wilshire Oil Co. of Texas............................      119,490          388,343
 *#Wink Communications, Inc............................       84,000          109,620
 Winnebago Industries, Inc.............................       68,100        2,294,970
 *#Wire One Technologies, Inc..........................       25,100          172,312
 *Wireless WebConnect!, Inc............................        4,500              304
 *Wiser Oil Co.........................................      170,575          832,406
 Wolohan Lumber Co.....................................       21,678          411,882
 *Wolverine Tube, Inc..................................      201,100        2,610,278
 Wolverine World Wide, Inc.............................       47,000          704,530
 Woodhead Industries, Inc..............................      130,700        2,129,757
 Woodward Governor Co..................................       37,900        1,956,588
 *Workflow Management, Inc.............................       65,600          199,424
 *Workgroup Technology Corp............................       22,900            6,756
 World Fuel Services Corp..............................      177,295        2,817,218
 *Worldwide Restaurant Concepts, Inc...................      263,100          315,720
 Worthington Industries, Inc...........................       46,900          694,120
 *Wyndham International, Inc...........................      362,800          214,052
 *Xetel Corp...........................................      131,400          101,835
 *Xicor, Inc...........................................        7,500           83,963
 Yardville National Bancorp............................       53,570          660,250
 *Yellow Corp..........................................      462,700       11,340,777
 *York Group, Inc......................................      135,800        1,491,763
 *Zany Brainy, Inc.....................................      164,605            2,222
 *Zap.com Corp.........................................        2,558              943
 *Zapata Corp..........................................       27,210          604,062
 Zenith National Insurance Corp........................      243,000        6,488,100
 Ziegler Co., Inc......................................        7,700          120,505
 *Zoltek Companies, Inc................................      183,100          547,469
 *#Zonagen, Inc........................................        5,900           26,875
 *Zones, Inc...........................................      174,200          155,909
 *Zoran Corp...........................................       24,400          845,094
 *Zymetx, Inc..........................................       16,400            9,430
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $2,991,476,324)................................                 2,989,381,450
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *CSF Holding, Inc. Litigation Rights..................       40,500                0
 *Imperial Sugar Co. Warrants 08/29/08.................        9,700                0
 *Safety Components International, Inc. Warrants
   04/10/03............................................        4,945              494
 *Tipperary Corp. Rights 11/30/01......................       81,819                0
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           494
                                                                       --------------

THE U.S. SMALL CAP VALUE SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT             VALUE+
                                                            ------             ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 2.00%,
   12/03/01 (Collateralized by U.S. Treasury Notes
   6.75%, 05/15/05, valued at $64,629,400) to be
   repurchased at $63,683,612
   (Cost $63,673,000)++................................   $   63,673   $   63,673,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,055,149,324)++..............................                $3,053,034,944
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  The cost for federal income tax purposes is $3,055,304,591.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. SMALL CAP VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2001

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value....................  $  3,053,035
Collateral for Securities Loaned........       121,369
Receivables:
  Dividends and Interest................         2,559
  Investment Securities Sold............         7,357
  Fund Shares Sold......................           147
Prepaid Expenses and Other Assets.......           139
                                          ------------
    Total Assets........................     3,184,606
                                          ------------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.......       121,369
  Investment Securities Purchased.......        21,295
  Fund Shares Redeemed..................         1,331
Accrued Expenses and Other
  Liabilities...........................           767
                                          ------------
    Total Liabilities...................       144,762
                                          ------------
NET ASSETS..............................  $  3,039,844
                                          ============
SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares
  Authorized)...........................   183,754,757
                                          ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE.......................  $      16.54
                                          ============
Investments at Cost.....................  $  3,055,149
                                          ============
NET ASSETS CONSIST OF:
Paid-in Capital.........................  $  2,752,218
Accumulated Net Investment Income
  (Loss)................................         2,539
Accumulated Net Realized Gain (Loss)....       287,201
Unrealized Appreciation (Depreciation)
  of Investment Securities..............        (2,114)
                                          ------------
    Total Net Assets....................  $  3,039,844
                                          ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. SMALL CAP VALUE SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2001

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends.............................  $ 29,879
  Interest..............................     1,743
  Income From Securities Lending........     2,430
                                          --------
      Total Investment Income...........    34,052
                                          --------
EXPENSES
  Investment Advisory Services..........     6,132
  Accounting & Transfer Agent Fees......     1,121
  Custodian Fees........................       292
  Legal Fees............................        25
  Audit Fees............................        42
  Shareholders' Reports.................        52
  Trustees' Fees and Expenses...........        34
  Other.................................        40
                                          --------
      Total Expenses....................     7,738
                                          --------
  NET INVESTMENT INCOME (LOSS)..........    26,314
                                          --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................   287,330
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................   305,028
                                          --------
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES..........................   592,358
                                          --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............  $618,672
                                          ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. SMALL CAP VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                             YEAR        YEAR
                                            ENDED       ENDED
                                           NOV. 30,    NOV. 30,
                                             2001        2000
                                          ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $   26,314  $   26,747
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................     287,330     503,483
  Change in Unrealized Appreciation
    (Depreciation) of Investment
    Securities..........................     305,028    (330,548)
                                          ----------  ----------
        Net Increase (Decrease) in Net
          Assets Resulting from
          Operations....................     618,672     199,682
                                          ----------  ----------
Distributions From:
  Net Investment Income.................     (25,994)    (26,344)
  Net Realized Gains....................    (503,344)   (258,821)
                                          ----------  ----------
        Total Distributions.............    (529,338)   (285,165)
                                          ----------  ----------
Capital Share Transactions (1):
  Shares Issued.........................     308,952     203,769
  Shares Issued in Lieu of Cash
    Distributions.......................     526,312     280,411
  Shares Redeemed.......................    (595,795)   (380,129)
                                          ----------  ----------
        Net Increase (Decrease) from
          Capital Share Transactions....     239,469     104,051
                                          ----------  ----------
        Total Increase (Decrease).......     328,803      18,568
NET ASSETS
    Beginning of Period.................   2,711,041   2,692,473
                                          ----------  ----------
    End of Period.......................  $3,039,844  $2,711,041
                                          ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................      19,155      11,825
    Shares Issued in Lieu of Cash
      Distributions.....................      37,782      17,987
    Shares Redeemed.....................     (37,825)    (22,089)
                                          ----------  ----------
                                              19,112       7,723
                                          ==========  ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. SMALL CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            YEAR          YEAR          YEAR          YEAR          YEAR
                                            ENDED         ENDED         ENDED         ENDED         ENDED
                                          NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                            2001          2000          1999          1998          1997
                                         -----------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning of Period...  $    16.47    $    17.16    $    17.26    $    21.10    $    16.58
                                         ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).........        0.15          0.16          0.14          0.14          0.15
  Net Gains (Losses) on Securities
    (Realized and Unrealized)..........        3.15          0.97          1.38         (1.92)         5.23
                                         ----------    ----------    ----------    ----------    ----------
  Total from Investment Operations.....        3.30          1.13          1.52         (1.78)         5.38
                                         ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
  Net Investment Income................       (0.15)        (0.16)        (0.14)        (0.16)        (0.12)
  Net Realized Gains...................       (3.08)        (1.66)        (1.48)        (1.90)        (0.74)
                                         ----------    ----------    ----------    ----------    ----------
  Total Distributions..................       (3.23)        (1.82)        (1.62)        (2.06)        (0.86)
                                         ----------    ----------    ----------    ----------    ----------
Net Asset Value, End of Period.........  $    16.54    $    16.47    $    17.16    $    17.26    $    21.10
                                         ==========    ==========    ==========    ==========    ==========
Total Return...........................       23.86%         7.29%         9.78%        (9.05)%       33.93%

Net Assets, End of Period
 (thousands)...........................  $3,039,884    $2,711,041    $2,692,473    $2,435,734    $2,224,268
Ratio of Expenses to Average Net
 Assets................................        0.25%         0.25%         0.26%         0.26%         0.28%
Ratio of Net Investment Income to
 Average Net Assets....................        0.86%         0.92%         0.83%         0.78%         0.86%
Portfolio Turnover Rate................          13%           32%           29%           23%           25%

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-five series, of which The U.S. Small Cap Value Series (the "Series") is presented in this report.

    Effective April 1, 2001, The U.S. 6-10 Value Series changed its name to The U.S. Small Cap Value Series.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2001.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2001, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2001, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..................................................  $388,265
Sales......................................................   701,241

E. INVESTMENT TRANSACTIONS:

    At November 30, 2001, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation.............................  $ 784,524
Gross Unrealized Depreciation.............................   (786,794)
                                                            ---------
Net.......................................................  $  (2,270)
                                                            =========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2002. There were no outstanding borrowings under the line of credit with the domestic custodian bank at November 30, 2001. For the year ended November 30, 2001, borrowings under the line of credit were as follows:

                                                                      MAXIMUM
                                                                       AMOUNT
  WEIGHTED           WEIGHTED         NUMBER OF       INTEREST        BORROWED
   AVERAGE         AVERAGE LOAN         DAYS          EXPENSE          DURING
INTEREST RATE        BALANCE         OUTSTANDING      INCURRED       THE PERIOD
-------------      ------------      -----------      --------      ------------
    6.92%           $9,490,600            5           $9,123        $18,059,000

    The Trust, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2002. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2001.

G. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for November 30, 2001 was reinvested into overnight repurchase agreements with JPMorganChase which was in turn collateralized by U.S. Government Treasury Securities. At November 30, 2001, the market value of securities on loan to brokers was $63,303,930, the related collateral cash received was $121,368,657 and the value of collateral on overnight repurchase agreements was $123,862,908.

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               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Small Cap Value Series (previously The U.S. 6-10 Value Series) (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 16, 2002

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